FRANKLIN TEMPLETON LOGO


              FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND
                 IMPORTANT SHAREHOLDER INFORMATION

   These materials are for a Special Meeting of Shareholders of Franklin New York Tax-Exempt Money Fund, a series of Franklin New York Tax-Free Trust, scheduled for August 10, 2009 at 2:00 p.m., Pacific Time. They discuss a proposal to be voted on at the meeting and contain a Notice of Special Meeting of Shareholders, a Prospectus/Proxy Statement and proxy card. A proxy card is, in essence, a ballot. When you complete the proxy card, it tells us how you wish the individual(s) named on your proxy to vote on important issues relating to your Fund. If you complete, sign and return the proxy card, we'll vote it exactly as you tell us. If you simply sign the proxy card, we'll vote it in accordance with the Board of Trustees' recommendations on page 11 of the Prospectus/Proxy Statement.

   WE URGE YOU TO SPEND A FEW MINUTES REVIEWING THE PROPOSAL IN THE PROSPECTUS/PROXY STATEMENT. THEN, FILL OUT THE PROXY CARD AND RETURN IT TO US SO THAT WE KNOW HOW YOU WOULD LIKE TO VOTE.
   WE WELCOME YOUR COMMENTS. IF YOU HAVE ANY QUESTIONS, CALL FUND INFORMATION AT (800) DIAL BEN(R) OR (800) 342-5236.












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                   TELEPHONE AND INTERNET VOTING
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   For your  convenience,  you may be able to vote by  telephone or
through  the  Internet,   24  hours  a  day.  If  your  account  is
eligible, separate instructions are enclosed.
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FRANKLIN TEMPLETON LOGO


              FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND
           (A SERIES OF FRANKLIN NEW YORK TAX-FREE TRUST)

                       ONE FRANKLIN PARKWAY
                     SAN MATEO, CA 94403-1906

             NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                   TO BE HELD ON AUGUST 10, 2009

To the Shareholders of Franklin New York Tax-Exempt Money Fund:
   NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the "Meeting") of Franklin New York Tax-Exempt Money Fund ("New York Fund"), a series of Franklin New York Tax-Free Trust (the "Trust"), will be held at the Trust's offices, One Franklin Parkway, San Mateo, California, 94403-1906, on August 10, 2009 at 2:00 p.m., Pacific Time. The Meeting is being called for the following purpose:
   To approve an Agreement and Plan of Reorganization (the "Plan") between the Trust, on behalf of New York Fund, and Franklin Tax-Exempt Money Fund ("Tax-Exempt Fund"), that provides for: (i) the acquisition of substantially all of the assets of New York Fund by Tax-Exempt Fund in exchange solely for shares of Tax-Exempt Fund, (ii) the distribution of such shares to the shareholders of New York Fund, and (iii) the complete liquidation and dissolution of New York Fund. Shareholders of New York Fund will receive a number of shares of Tax-Exempt Fund that is equal to the number of such shareholders' shares of New York Fund.

   A copy of the Plan, which describes the transaction more completely, is attached as Exhibit A to the Prospectus/Proxy
Statement.

   Shareholders of record as of the close of business on June 2, 2009 are entitled to notice of, and to vote at, the Meeting or any adjourned Meeting.








                                   By Order of the Board of
                                   Trustees,

                                   Karen L.
                                   Skidmore
                                   SECRETARY
June 23, 2009


YOU ARE INVITED TO ATTEND THE MEETING, BUT IF YOU CANNOT DO SO, THE BOARD OF TRUSTEES OF THE TRUST URGES YOU TO COMPLETE, DATE, SIGN, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED AT THE MEETING. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO NEW YORK FUND AT ANY TIME BEFORE THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE MEETING.


                    PROSPECTUS/PROXY STATEMENT

   When reading this Prospectus/Proxy Statement, you will notice that certain terms are capitalized. This means the term is explained in our glossary section.

                         TABLE OF CONTENTS

                                                             PAGE
COVER PAGE                                                      Cover
SUMMARY                                                             2
   What proposal will be voted on?                                  2
   How will the Transaction affect me?                              3
   How will the shareholder voting be handled?                      4
COMPARISONS OF SOME IMPORTANT FEATURES                              5
   How do the investment goals, strategies and policies of          5
the Funds compare?
   What are the risks of an investment in the Funds?                5
   What are the distribution and purchase procedures of the         6
Funds?
   What are the redemption procedures and exchange privileges       6
of the Funds?
   Who manages the Funds?                                           6
   What are the fees and expenses of each of the Funds and          7
      what might they be after the Transaction?
   How do the performance records of the Funds compare?             9
   Where can I find more financial and performance                 10
information about the Funds?
   What are other key features of the Funds?                       10
REASONS FOR THE TRANSACTION                                        11
INFORMATION ABOUT THE TRANSACTION                                  13
   How will the Transaction be carried out?                        13
   Who will pay the expenses of the Transaction?                   14
   What are the tax consequences of the Transaction?               14
   What should I know about the shares of Tax-Exempt Fund?         15
   What are the capitalizations of the Funds and what might        15
      the capitalization be after the Transaction?
COMPARISON OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS     16
   Are there any significant differences between the               16
      investment goals, strategies, policies and risks of the
      Funds?
   How do the investment restrictions of the Funds differ?         17
   What are the principal risk factors associated with             17
investments in the Funds?
INFORMATION ABOUT TAX-EXEMPT FUND                                  19
INFORMATION ABOUT NEW YORK FUND                                    20
FURTHER INFORMATION ABOUT THE FUNDS                                22
VOTING INFORMATION                                                 22
   How many votes are necessary to approve the Plan?               22
   How do I ensure my vote is accurately recorded?                 22
   May I revoke my proxy?                                          23
   What other matters will be voted upon at the Meeting?           23
   Who is entitled to vote?                                        23
   How will proxies be solicited?                                  23
   What other solicitations will be made?                          24
   Are there dissenters' rights?                                   24
PRINCIPAL HOLDERS OF SHARES                                        24
SHAREHOLDER PROPOSALS                                              24
ADJOURNMENT                                                        25
GLOSSARY--USEFUL TERMS AND DEFINITIONS                             26
EXHIBITS TO PROSPECTUS/PROXY STATEMENT                             27
   EXHIBIT A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION
     BY AND BETWEEN FRANKLIN NEW YORK TAX-FREE TRUST, ON
     BEHALF OF FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND, AND
     FRANKLIN TAX-EXEMPT MONEY FUND                              A-1
   EXHIBIT B - PROSPECTUS OF FRANKLIN TAX-EXEMPT MONEY FUND,
     DATED DECEMBER 1, 2008, AS AMENDED TO DATE (ENCLOSED)
   EXHIBIT C - SEMI-ANNUAL REPORT TO SHAREHOLDERS OF FRANKLIN
     TAX-EXEMPT MONEY FUND DATED JANUARY 31, 2009 (ENCLOSED)


                    PROSPECTUS/PROXY STATEMENT
                          DATED JUNE 23, 2009


         ACQUISITION OF SUBSTANTIALLY ALL OF THE ASSETS OF
              FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND
           (A SERIES OF FRANKLIN NEW YORK TAX-FREE TRUST)

                 BY AND IN EXCHANGE FOR SHARES OF

                  FRANKLIN TAX-EXEMPT MONEY FUND

   This Prospectus/Proxy Statement solicits proxies to be voted at a Special Meeting of Shareholders (the "Meeting") of Franklin New York Tax-Exempt Money Fund ("New York Fund"), which is a series of Franklin New York Tax-Free Trust (the "Trust"). At the Meeting, shareholders of New York Fund will be asked to approve or disapprove an Agreement and Plan of Reorganization (the "Plan"). If shareholders of New York Fund vote to approve the Plan, substantially all of the assets of New York Fund will be acquired by Franklin Tax-Exempt Money Fund ("Tax-Exempt Fund"), a series of Franklin Tax-Free Trust, in exchange for shares of Tax-Exempt Fund. Tax-Exempt Fund and New York Tax-Exempt Fund are referred to individually as a "Fund" and collectively, as the "Funds" throughout this Prospectus/Proxy Statement. The principal offices of the Trust and Tax-Exempt Fund are located at One Franklin Parkway, San Mateo, CA 94403-1906. You can reach the offices of the Trust and Tax-Exempt Fund by calling (800) 342-5236.

   The Meeting will be held at the Trust's office, One Franklin Parkway, San Mateo, California, on August 10, 2009 at 2:00 p.m., Pacific Time. The Board of Trustees of the Trust, on behalf of New York Fund, is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about June 15, 2009.

   If New York Fund shareholders vote to approve the Plan, you will become the holder of Tax-Exempt Fund shares of an equivalent number and net asset value ("NAV") to your investment in the New York Fund. Because both Funds strive to maintain a stable NAV of $1.00 per share, New York Fund shareholders should receive the same number of Tax-Exempt Fund shares as they held in New York Fund immediately prior to completion of this proposed transaction. No sales charges or redemption fees will be imposed upon the exchange of your New York Fund shares for shares of Tax-Exempt Fund in connection with this transaction. New York Fund will then be liquidated and dissolved. (This proposed transaction is referred to in this Prospectus/Proxy Statement as the "Transaction").

   The investment goals of New York Fund and Tax-Exempt Fund are somewhat similar. Tax-Exempt Fund's investment goal is to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital. New York Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes and New York State and New York City personal income taxes as is consistent with prudent investment management, the preservation of shareholders' capital and liquidity in its investments. Tax-Exempt Fund also seeks liquidity in its investments and both Funds try to maintain a stable $1 share price.

   This Prospectus/Proxy Statement gives the information about the proposed Transaction and about Tax-Exempt Fund that you should know before voting on the Plan. You should retain it for future reference. Additional information about Tax-Exempt Fund and the proposed Transaction has been filed with the SEC and can be found in the following documents:
o The Prospectus of Tax-Exempt Fund, dated December 1, 2008 as supplemented to date (the "Tax-Exempt Fund Prospectus"), is enclosed with and considered a part of this Prospectus/Proxy Statement.

o A Statement of Additional Information ("SAI") dated June 23, 2009 relating to this Prospectus/Proxy Statement has been filed with the SEC and is considered a part of this Prospectus/Proxy
Statement.

   You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or the Tax-Exempt Fund Prospectus by calling (800) DIAL BEN(R) or by writing to Franklin Templeton Investments at P.O. Box 33030, St. Petersburg, FL 33733-8030.

   THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. ALTHOUGH EACH FUND TRIES TO MAINTAIN A $1 SHARE PRICE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN NEW YORK FUND OR TAX-EXEMPT FUND.





                              SUMMARY

   This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the form of the Plan (attached as Exhibit
A) and the Tax-Exempt Fund Prospectus (enclosed as Exhibit B).


WHAT PROPOSAL WILL BE VOTED ON?
    At a meeting held on April 14, 2009, the Board of Trustees of the Trust, on behalf of New York Fund, and the Board of Trustees of Tax-Exempt Fund considered a proposal to reorganize New York Fund with and into Tax-Exempt Fund and approved the Plan. The Board of Trustees of the Trust voted to recommend that shareholders of New York Fund vote to approve the Plan.

      If shareholders of New York Fund approve the Plan, it will result in the exchange of all of New York Fund shares held by a shareholder for Tax-Exempt Fund shares of equivalent number and aggregate NAV. Because both Funds strive to maintain a stable NAV of $1.00 per share, New York Fund shareholders should continue to hold the same number of Tax-Exempt Fund shares immediately after the Transaction as they hold of New York Fund shares immediately prior to the Transaction. Shareholders of New York Fund will receive any dividends declared and paid by New York Fund on the date that the Transaction is effective. No sales charges or redemption fees will be imposed upon Tax-Exempt Fund shares you receive in connection with the Transaction. As a result of the Transaction, you will cease to be a shareholder of New York Fund and will become a shareholder of Tax-Exempt Fund. The Transaction, if approved by shareholders, is expected to occur on or about August 26, 2009.

   Franklin Advisers, Inc. ("FAI") serves as investment manager to both New York Fund and Tax-Exempt Fund. While the investment goals, policies and strategies of New York Fund and Tax-Exempt Fund are somewhat similar, New York Fund has some investment goals and policies that are different from those of Tax-Exempt Fund. For the reasons set forth in the "Reasons for the Transaction" section of this Prospectus/Proxy Statement, the Board of Trustees of the Trust, including the Trustees who are not "interested persons" (the "Independent Trustees"), as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), on behalf of New York Fund, has determined that the Transaction is in the best interests of New York Fund and its shareholders. The Boards of Trustees of both the Trust and Tax-Exempt Fund have also concluded that no dilution in value would result to the shareholders of New York Fund or Tax-Exempt Fund, respectively, as a result of the Transaction. It is expected that New York Fund shareholders will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for Tax-Exempt Fund shares. You should, however, consult your tax adviser regarding the effect, if any, of the Transaction, in light of your individual circumstances. You should also consult your tax adviser about state and local tax consequences. For more information about the tax consequences of the Transaction, please see the section "Information about the Transaction--WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?"

                THE BOARD OF TRUSTEES OF THE TRUST
           RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN.

HOW WILL THE TRANSACTION AFFECT ME?

   If the Transaction is completed, you will cease to be a shareholder of New York Fund and become a shareholder of Tax-Exempt Fund. It is anticipated that the Transaction will benefit you as follows:

o Operating Efficiencies: Upon the reorganization of New York Fund into Tax-Exempt Fund, New York Fund shareholders will become shareholders of a larger fund that may be able to achieve greater operating efficiencies, including the possible reduction of management fees due to achievement of
      certain breakpoints.   As of February 28, 2009, New York
      Fund's total net assets were approximately $82.3 million, and Tax-Exempt Fund's total net assets were approximately $194.4 million.

o Greater Diversification: Because New York Fund invests predominantly in municipal securities of the state of New York and its agencies and instrumentalities, New York Fund shareholders may benefit from the greater geographic diversification and reduced state specific risks of Tax-Exempt Fund, which does not focus on securities of a single state.

   It is anticipated that the Transaction may disadvantage you as follows:

o Loss of State and City Income Tax Benefits: Shareholders of New York Fund would lose the New York State and New York
      City income tax benefits of New York Fund's investment in New York municipal securities.

o Fund Expenses: After the Transaction, the pro forma net expense ratio of Tax-Exempt Fund (0.75%) is expected to be higher than the current net expense ratio for New York Fund (0.66%) due to New York Fund's contractual fee waiver (which extends through January 31, 2010). However, New York Fund's net expense ratio before the contractual fee waiver is 0.81%.

o Costs of the Transaction: The Trust, on behalf of New York Fund, will pay 25% of the expenses of the Transaction, including proxy solicitation costs. Tax-Exempt Fund will pay 25% of such expenses. FAI will pay the remaining 50% of such expenses. The total amount of such expenses for the Transaction is estimated to be $69,202.

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

   Shareholders who own shares of New York Fund at the close of business on June 2, 2009 will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a proportionate fractional vote for each fractional share that they hold. Approval of the Transaction requires the affirmative vote of the lesser of: (i) a majority of the outstanding shares of New York Fund, or (ii) 67% or more of the outstanding shares of New York Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of New York Fund are present or represented by proxy ("Affirmative Majority Vote"). Computershare Fund Services, Inc. has been retained by New York Fund to collect and tabulate shareholder votes.

   Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing, signing, and mailing the enclosed proxy card, by calling the number on the enclosed proxy card, or via the Internet by following the instructions on the enclosed proxy card. If you vote by any of these methods, the persons appointed as proxies will officially cast your votes at the Meeting.

   You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. You may also attend the Meeting and cast your vote in person. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

              COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE FUNDS
COMPARE?
   There are some differences in the goals and strategies used by each Fund. The investment goal of New York Fund is to provide investors with as high a level of income exempt from federal income taxes and New York State and New York City personal income taxes as is consistent with prudent investment management, the preservation of shareholders' capital and liquidity in its investments. The investment goal of Tax-Exempt Fund is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital. Tax-Exempt Fund also seeks liquidity in its investments and each Fund also tries to maintain a stable $1 share price.

   Under normal market conditions, New York Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax ("AMT"), and from New York State personal income taxes. As a non-fundamental policy, New York Fund also normally invests at least 80% of its total assets in securities that pay interest free from the personal income taxes of New York City. Tax-Exempt Fund invests at least 80% of its total assets in municipal securities that pay interest free from federal income taxes, including AMT. Each Fund invests predominantly in high-quality, short-term, municipal securities and maintains a dollar-weighted average portfolio maturity of 90 days or less.

   For more information about the investment goals, strategies and policies of New York Fund and Tax-Exempt Fund, please see the section "Comparison of Investment Goals, Strategies, Policies and
Risks" in this Prospectus/Proxy Statement.

WHAT ARE THE PRINCIPAL RISKS OF AN INVESTMENT IN A FUND?
   Investments in New York Fund and Tax-Exempt Fund involve risks common to most money market mutual funds. There is no guarantee against losses resulting from an investment in either Fund, or that either Fund will achieve its investment goal.

   The risks associated with an investment in each Fund are generally similar with respect to the type of portfolio securities held by each Fund. These risks include those associated with income, interest rate, credit, market, and other risks common to short-term municipal securities. However, Tax-Exempt Fund may have less risk than New York Fund because Tax-Exempt Fund has a broader scope of investments. Because New York Fund invests predominantly in New York municipal securities, events in New York are likely to affect the Fund's investments and its performance to a greater extent than they would Tax-Exempt Fund's investments. These events may include economic or political policy change, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in credit ratings assigned to the state's municipal issuers to meet their obligations.

    For more information about the risks of the Funds, see the section "WHAT ARE THE PRINCIPAL RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?" under the heading "Comparison of Investment Goals, Strategies, Policies and Risks" in this Prospectus/Proxy Statement.

WHAT ARE THE DISTRIBUTION AND PURCHASE PROCEDURES OF THE FUNDS?

    Shares of each Fund are sold on a continuous basis by Franklin Templeton Distributors, Inc. ("Distributors"). Shares of each
Fund are sold at NAV. New York Fund shareholders will not be assessed a sales charge on their receipt of Tax-Exempt Fund shares in connection with the Transaction.

    Tax-Exempt Fund shares are offered on a continuous basis and may be purchased at their NAV in accordance with the terms stated in the Tax-Exempt Fund Prospectus. Tax-Exempt Fund requires a minimum initial investment of $1,000 for regular accounts and lesser amounts for certain retirement accounts, certain accounts opened as gifts to minors or broker-dealer sponsored wrap accounts. For more information, please see the section "Your Account--Buying Shares" in the Tax-Exempt Fund Prospectus.

WHAT ARE THE REDEMPTION PROCEDURES AND EXCHANGE PRIVILEGES OF THE
FUNDS?

    Each Fund offers the same redemption features pursuant to which redemption proceeds are remitted by check after prompt receipt of proper documents, including signature guarantees under certain circumstances. Each Fund has the same exchange privileges. You may refer to the Tax-Exempt Fund Prospectus under the section entitled "About Your Account" for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of Tax-Exempt Fund's shares.

WHO MANAGES THE FUNDS?
   The management of the business and affairs of the Funds is the responsibility of their respective Boards of Trustees. Each Fund is either an open-end, registered management investment company, or a series thereof, which are commonly referred to as "mutual funds." The Trust was initially organized as a Massachusetts business trust on July 17, 1986, and was reorganized to a Delaware statutory trust effective February 1, 2008. Tax-Exempt Fund was initially organized as a California corporation on March 17, 1980, and was reorganized to a Delaware statutory trust effective December 1, 2007.

   Franklin Advisers, Inc. ("FAI") manages both Funds. FAI is a direct, wholly owned subsidiary of Franklin Resources, Inc. ("Resources"). Resources is a publicly owned global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. Together, FAI and its affiliates serve as investment manager or administrator to 46 registered investment companies, with approximately 110 U.S.-based funds or series. Resources has over $448 billion in assets under management as of May 31, 2009. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr., each of whom is a trustee and/or officer of the Funds.

   The terms of each Fund's investment management agreement with FAI are substantially similar. The following table shows the investment management fees for the Funds:

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                      INVESTMENT MANAGEMENT FEE
-----------------------------------------------------------------------
o 0.625% of the value of net assets up to and including $100 million;
o 0.500% of the value of net assets over $100 million and not over $250 million;
o 0.450% of the value of net assets over $250 million and not over $7.5 billion;
o 0.440% of the value of net assets over $7.5 billion and not over $10 billion;
o 0.430% of the value of net assets over $10 billion and not over $12.5 billion;
o 0.420% of the value of net assets over $12.5 billion and not over $15 billion;
o 0.400% of the value of net assets over $15 billion and not over $17.5 billion;
o 0.380% of the value of net assets over $17.5 billion and not over $20 billion; and
o  0.360% of the value of net assets in excess of $20 billion.

-----------------------------------------------------------------------

Each Fund has a "bundled" investment management arrangement, whereby FAI pays Franklin Templeton Services, LLC ("FT Services") for providing administrative services to the Fund out of the investment management fee it receives from the Fund, at the following rate schedule:

-----------------------------------------------------------------------
                FUND ADMINISTRATION FEE (PAID BY FAI)
-----------------------------------------------------------------------
The Funds' current administrative services fees are paid out of the investment management fee:

o     0.15% of the Fund's average daily net assets up to and
  including $200 million;
o 0.135% of average daily net assets over $200 million up to and including $700 million;
o 0.10% of average daily net assets over $700 million up to an including $1.2 billion; and
o     0.075% of average daily net assets over $1.2 billion.
-----------------------------------------------------------------------

WHAT ARE THE FEES AND EXPENSES OF EACH FUND AND WHAT MIGHT THEY BE AFTER THE TRANSACTION?
    The table below describes the fees and expenses that you may pay if you buy and hold shares of the Funds. The table also shows the estimated fees and expenses for Tax-Exempt Fund, assuming that New York Fund approves the Plan and that the Transaction had been completed as of the beginning of Tax-Exempt Fund's last completed fiscal year. The purpose of the table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as a shareholder of Tax-Exempt Fund.



                      FEE TABLE FOR SHARES OF
                 NEW YORK FUND AND TAX-EXEMPT FUND


   ACTUAL                      PRO FORMA
                                                TAX-EXEMPT    PRO FORMA
                                NEW YORK FUND      FUND      TAX-EXEMPT
                                   (AUDITED)     (AUDITED)      FUND
                                                                AFTER
                                                            TRANSACTION(3)
                                                             (UNAUDITED)
                                ------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)
Maximum sales charge (load)          None          None         None
as a percentage of offering
price

ANNUAL FUND OPERATING
Expenses(1)
Management fees                     0.62%         0.56%         0.55%
Distribution and service             None          None         None
(12b-1) fees
Other expenses                      0.21%         0.25%         0.20%
TOTAL ANNUAL FUND OPERATING
EXPENSES                            0.83%         0.81%         0.75%
Management fee reduction(2)       (0.17)%             -             -
NET ANNUAL FUND OPERATING
EXPENSES                            0.66%         0.81%         0.75%


1. Expense ratios reflect annual fund operating expenses for the most recent fiscal year of each Fund, except that "Other expenses" and "Total annual Fund operating expenses" of the Funds have been restated to reflect fees relating to the Funds' participation in the Treasury's Temporary Guarantee Program for Money Market Funds through April 30, 2009.
2. FAI, New York Fund's investment manager, has contractually agreed to limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses do not exceed 0.64% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, liquidations and Treasury Guarantee Program fees). Assuming completion of the Transaction, this waiver will be discontinued by FAI. For New York Fund and Tax-Exempt Fund, FAI has agreed in advance to voluntarily waive a portion of its management fees to avoid a negative yield.
3. Pro Forma expenses are based on current and anticipated Tax-Exempt Fund expenses as if the Transaction had been effective as of February 1, 2008 and do not include the estimated costs of the transaction of approximately $17,301 to be borne by Tax-Exempt Fund.

EXAMPLE
   This example can help you compare the cost of investing in New
York Fund shares with the cost of investing in Tax-Exempt Fund shares, both before and after the Transaction. It assumes:

  o You invest $10,000 for the periods shown;
  o Your investment has a 5% return each year;
  o The Fund's operating expenses remain the same, taking into account any contractual waivers for the applicable period;
    and
  o You sell your shares at the end of the period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR   3 YEARS  5 YEARS  10 YEARS
                                  ------------------------------------
If you sell your shares at the
end of the period:
New York Fund                     $67(1)   $244     $435     $988
Tax-Exempt Fund                   $83(1)   $254     $441     $980
Pro Forma Tax-Exempt Fund         $77(1)   $235     $408     $908

1. The first year of the expense examples of the Funds have been restated to reflect fees relating to the Funds' participation in the Treasury's Temporary Guarantee Program for Money Market Funds through April 30, 2009.

  HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?
  The performance of the Funds, before taxes, as of March 31, 2009, is shown below.



              AVERAGE ANNUAL TOTAL RETURNS(1)
                      INCEPTION
                        DATE     1 YEAR   5 YEAR   10 YEAR
              ----------------------------------------------
New York Fund        10/10/86     0.93%   1.89%     1.82%
Tax-Exempt Fund       2/18/82     0.81%   1.80%     1.75%


    New York and Tax-Exempt have similar 7-day yields, as shown below. Please note that the current low interest rate environment has presented challenges for each Fund. In order to avoid a negative yield, FAI, FT Services and Distributors have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by each Fund, and if necessary, make a capital infusion into a Fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by the investment manager, fund administrator or distributor at any time. There is no guarantee that either Fund will be able to avoid a negative yield.


----------------------------------------------------------------------
                                                TAXABLE     TAXABLE
                                              EQUIVALENT  EQUIVALENT
                      7-DAY     7-DAY            7-DAY        7-DAY
                    EFFECTIVE EFFECTIVE        EFFECTIVE  EFFECTIVE
                      YIELD     YIELD            YIELD        YIELD
   7-DAY SEC YIELD    (WITH    (WITHOUT  TAX     (WITH      (WITHOUT
    AS OF 3/31/09     WAIVER)  WAIVER)   RATE    WAIVER)     WAIVER)
----------------------------------------------------------------------
New York Fund
(New York State
Residents)(2)            0%       0%    39.45%     0%         0%
----------------------------------------------------------------------
New York Fund
(New York City
Residents)(3)            0%       0%    41.82%     0%         0%
----------------------------------------------------------------------
Tax-Exempt Fund(4)       0%       0%    35.00%     0%         0%
----------------------------------------------------------------------

1. FAI has agreed in advance to waive a portion or all of its management fees, which has the effect of reducing expenses and increasing total returns to shareholders.
2. Taxable equivalent yield is based on the maximum combined federal regular and New York State personal income tax rate of 39.45% in effect on December 29, 2008.

3. Taxable equivalent yield is based on the maximum combined federal regular, New York State and New York City personal income tax rate of 41.82% in effect on December 29, 2008.

4. Taxable equivalent yield is based on the maximum federal regular income tax rate of 35.00% in effect on December 29, 2008.


    WHERE CAN I FIND MORE FINANCIAL AND PERFORMANCE INFORMATION
ABOUT THE FUNDS?
   The Tax-Exempt Fund Prospectus dated December 1, 2008, as supplemented to date (enclosed as Exhibit B), the current Annual Report to Shareholders of Tax-Exempt Fund for the year ended July 31, 2008, and the semi-annual report to shareholders of Tax-Exempt Fund for the period ended January 31, 2009 contain additional financial information about Tax-Exempt Fund, including Tax-Exempt Fund's financial performance for the past five years under the heading "Financial Highlights." Additional performance information as of the Fund's calendar year ended December 31, 2007, including after tax return information, is contained in the Tax-Exempt Fund Prospectus under the heading "Performance."

   The Prospectus of New York Fund dated February 1, 2009, as supplemented to date (the "New York Fund Prospectus"), the Annual Report to Shareholders of New York Fund for the year ended September 30, 2008, and the semi-annual report to shareholders of New York Fund for the period ended March 31, 2009 contain more financial information about New York Fund, including New York Fund's financial performance for the past five years under the heading "Financial Highlights." Additional performance information as of the calendar year ended December 31, 2008, including after-tax return information, is contained in the New York Fund Prospectus under the heading "Performance." These documents are available free of charge upon request (see the section "Information about New York Fund").

  WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

   The Funds use the same service providers for the following services:

   TRANSFER AGENCY SERVICES. Investor Services, an indirect wholly owned subsidiary of Resources, is the shareholder servicing and transfer agent and dividend-paying agent for New
York Fund and Tax-Exempt Fund.

   ADMINISTRATIVE SERVICES. FT Services, an indirect wholly owned subsidiary of Resources, provides certain administrative facilities and services to New York Fund and Tax-Exempt Fund under the same terms and conditions.

   CUSTODY SERVICES.  Bank of New York Mellon, Mutual Funds
Division, 100 Church Street, New York, NY 10286, acts as custodian of the securities and other assets of New York Fund and Tax-Exempt Fund.

   DISTRIBUTION SERVICES. Distributors acts as the principal underwriter in the continuous public offering of the Funds' shares under the same terms and conditions.

   PURCHASES AND REDEMPTIONS. Neither Fund imposes a front-end sales charge on purchases of shares. Tax-Exempt Fund shares are offered on a continuous basis and may be purchased at their NAV in accordance with the terms stated in the Tax-Exempt Fund Prospectus. Tax-Exempt Fund requires a minimum initial investment of $1,000 for regular accounts and lesser amounts for certain accounts opened as gifts to minors or broker-dealer sponsored wrap accounts. For more information, please see the section "Your Account--Buying Shares" in the Tax-Exempt Fund Prospectus.

   No sales charges or redemption fees will be applicable to Tax-Exempt Fund shares received by New York Fund shareholders in connection with the Transaction.

   Shares of each Fund may be exchanged for shares of other funds within the Franklin Templeton funds, subject to certain limitations, as provided in the applicable prospectus. Shares of each Fund may be exchanged for Class A shares of other Franklin Templeton funds generally on any day the Funds are open for business.

   You may sell (redeem) your shares at any time. Shares of a Fund may be redeemed at the NAV per share next determined after receipt of a proper request for redemption in accordance with the terms stated in the respective Fund's Prospectus.

   Additional information and specific instructions explaining how to buy, sell, and exchange shares of Tax-Exempt Fund, and information regarding market timing restrictions on such shares, are outlined in the Tax-Exempt Fund Prospectus under the heading "Your Account." The accompanying Tax-Exempt Fund Prospectus also lists phone numbers for you to call if you have any questions about your account under the heading "Questions." These instructions and phone numbers are the same for each Fund.

   DIVIDENDS AND DISTRIBUTIONS. Each Fund typically declares daily and pays income dividends monthly from its net investment income. Your account begins to receive dividends on the day after the Fund receives your investment and continues to receive dividends through the day it received a request to redeem your shares. The amount of any distributions will vary, and there is no guarantee the Fund will pay dividends. Your income dividends will be automatically reinvested in additional shares at NAV unless you elect to receive cash payments.

   For more information on each Fund's reinvestment program, see
"Distribution Options" in the respective Prospectus.

   The tax implications of an investment in each Fund are generally the same. For more information about the tax implications of investments in a Fund, see the respective
Prospectus under the heading "Distributions and Taxes."

                     REASONS FOR THE TRANSACTION

   The Board of Trustees of the Trust (the "Trust's Board"), on behalf of New York Fund, has recommended that New York Fund shareholders approve the Transaction in order to combine New York Fund with a larger fund that has somewhat similar goals, investment policies, strategies and risks. Shareholders of New York Fund will benefit from the broader geographic diversification of Tax-Exempt Fund.

   A meeting of the Trust's Board was held on April 14, 2009 to consider the proposed Transaction. The Independent Trustees have been advised on this matter by independent counsel to the Independent Trustees.

   The Trust's Board requested and received from FAI written materials containing relevant information about Tax-Exempt Fund and the proposed Transaction, including fee and expense information on an actual and future estimated basis, and comparative performance data.

   The Trust's Board considered the potential benefits and costs of the Transaction to New York Fund shareholders. The Trust's Board reviewed detailed information about: (1) the investment goal, strategies and policies of Tax-Exempt Fund; (2) the portfolio management of Tax-Exempt Fund; (3) the comparability of the investment goals, policies, restrictions and investments of New York Fund with those of Tax-Exempt Fund; (4) the comparative short-term and long-term investment performance of New York Fund and Tax-Exempt Fund (including the current low yield environment for both Funds); (5) the current expense ratios of New York Fund and Tax-Exempt Fund; (6) the relative asset size of each Fund, including the benefits of New York Fund joining with a larger fund such as potentially lower management fees per share; (7) the agreement by FAI to pay a portion of the expenses related to the Transaction; (8) the tax consequences of the Transaction to New York Fund and its shareholders; and (9) the general characteristics of New York Fund.

   The Trust's Board also considered that: (a) New York Fund shareholders could benefit by expanded investment opportunities in Tax-Exempt Fund and the federal tax-free nature of shareholder investments, notwithstanding New York Fund shareholders' loss of certain New York State and/or City income tax benefits; (b) there are differences between the goals and strategies used by each Fund; (c) the relatively small asset size of New York Fund had prevented it from realizing significant economies of scale in reducing its expense ratio; (d) based on New York Fund's historical asset growth and projected sales activity, its assets were unlikely to grow sufficiently in the foreseeable future to result in significant economies of scale; (e) benefits to shareholders, including operating efficiencies and potentially enhanced ability to effect portfolio transactions, may be achieved from combining the Funds; and (f) alternatives were available to shareholders of New York Fund, including the ability to redeem their shares.

   Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Trust's Board, including all of the Independent Trustees, concluded that the Transaction is in the best interests of the shareholders of New York Fund and that no dilution of value would result to the shareholders of New York Fund from the Transaction. The Trust's Board approved the Plan on April 14, 2009 and recommended that shareholders of New York Fund vote to approve the Transaction.

  FOR THE REASONS DISCUSSED ABOVE, THE TRUST'S BOARD UNANIMOUSLY
              RECOMMENDS THAT YOU VOTE FOR THE PLAN.


                 INFORMATION ABOUT THE TRANSACTION

   This is only a summary of the Plan. You should read the actual Plan, which is attached as Exhibit A, for complete information about the Transaction.

  HOW WILL THE TRANSACTION BE CARRIED OUT?
   If the shareholders of New York Fund approve the Plan, the Transaction will take place after various conditions are satisfied, including the preparation of certain documents. The Trust will determine a specific date, called the "closing date," for the actual Transaction to take place. If the shareholders of New York Fund do not approve the Plan, the Transaction will not take place, and New York Fund will continue to operate as it does currently.

   Until the close of business on the day of the Meeting, you may continue to add to your existing account, subject to your applicable minimum additional investment amount, or buy additional shares through the reinvestment of dividend and capital gain distributions (if any). If shareholders of New York Fund approve the Plan at the Meeting, shares of New York Fund will no longer be offered for sale to existing shareholders, except for the reinvestment of dividend and capital gain distributions or through established automatic investment plans.

   If the shareholders of New York Fund approve the Plan, New York Fund and Tax-Exempt Fund will determine the closing date, for the actual Transaction to take place. New York Fund will transfer substantially all of its assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), to Tax-Exempt Fund on the closing date, which is scheduled to occur on or about August 26, 2009, but which may occur on an earlier or later date as New York Fund and Tax-Exempt Fund may agree. Tax-Exempt Fund shall not assume any liability of New York Fund. In exchange, Tax-Exempt Fund will issue shares that have an aggregate NAV equal to the dollar value of the assets delivered to Tax-Exempt Fund by New York Fund. New York Fund will distribute to its shareholders the Tax-Exempt Fund shares it receives. Both Funds strive to maintain a stable NAV of $1.00 per share, so that shareholders of New York Fund should receive the same number of Tax-Exempt Fund shares as they hold of New York Fund shares immediately prior to the effective date and time of the Transaction. Shareholders of New York Fund will receive any dividends declared and paid by New York Fund on the date that the Transaction is effective. The share transfer books of New York Fund will be permanently closed as of 3:00 p.m., Pacific Time, on the closing date. New York Fund will accept requests for redemptions only if received in proper form before 3:00 p.m., Pacific Time, on the closing date. Requests received after that time will be considered requests to redeem Tax-Exempt Fund shares. Prior to the closing date, New York Fund will pay or make provision for payment of all its remaining liabilities, if any. At the closing, each shareholder of record of New York Fund shall have the right to receive any unpaid dividends or distributions declared prior to the closing, including any declared dividend or distribution, with respect to shares of New York Fund that such shareholder had on the distribution record date. New York Fund will then terminate its existence, liquidate, and dissolve.

   To the extent permitted by law, the Trust may agree to amend the Plan without shareholder approval. If any amendment is made to the Plan that would have a material adverse effect on New York Fund shareholders, such change will be submitted to the affected shareholders for their approval.

   Tax-Exempt Fund and the Trust each have made representations and warranties in the Plan that are customary in matters such as the Transaction. The obligations of the Trust, with respect to New York Fund, or of Tax-Exempt Fund, respectively, under the Plan are subject to various conditions, including:

o Tax-Exempt Fund's Registration Statement on Form N-14 under the Securities Act of 1933, of which this Prospectus/Proxy Statement is a part, shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

o the shareholders of New York Fund shall have approved the Transaction; and

o each Fund shall have received the tax opinions described below that the consummation of the Transaction will not result in the recognition of gain or loss for federal income tax purposes for New York Fund, Tax-Exempt Fund or their respective shareholders.

   If the Trust agrees, the Plan may be terminated or abandoned at any time before or after the approval of the shareholders of New York Fund.

   Following the closing date, until outstanding certificates for shares of New York Fund are surrendered, certificates for shares of New York Fund shall be deemed, for all Tax-Exempt Fund purposes, to evidence ownership of the appropriate number of Tax-Exempt Fund shares into which the shares of New York Fund have been converted.

  WHO WILL PAY THE EXPENSES OF THE TRANSACTION?
   The total estimated cost of the Transaction is $69,202.  Each
Fund will pay 25% and FAI will pay 50% of the expenses resulting from the Transaction, including the costs of the proxy solicitation.

  WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?
   The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended ("Code"). Based on certain assumptions and representations received from the Trust, on behalf of New York Fund, and Tax-Exempt Fund, it is the opinion of Stradley Ronon Stevens & Young, LLP, counsel to Tax-Exempt Fund and New York Fund (i) that shareholders of New York Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of New York Fund for shares of Tax-Exempt Fund and
(ii) that neither Tax-Exempt Fund nor its shareholders will recognize any gain or loss upon Tax-Exempt Fund's receipt of the assets of New York Fund. In addition, the holding period and aggregate tax basis for the Tax-Exempt Fund shares that are received by a New York Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of New York Fund previously held by such shareholder.

    Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Transaction is consummated but does not qualify as a tax-free reorganization under the Code, New York Fund would recognize gain or loss on the transfer of its assets to Tax-Exempt Fund and each shareholder of New York Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its New York Fund shares and the fair market value of the shares of Tax-Exempt Fund it received. Even if the Transaction did not qualify as a tax-free reorganization, there should be no material adverse federal income tax consequences to shareholders of New York Fund because New York Fund is a money market fund that strives to maintain a stable net asset value of $1.00 per share.

   You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

  WHAT SHOULD I KNOW ABOUT THE SHARES OF TAX-EXEMPT FUND?

   Shares of Tax-Exempt Fund will be distributed to shareholders of New York Fund and generally will have the same legal characteristics as the shares of New York Fund with respect to such matters as voting rights, accessibility, conversion rights, and transferability. Tax-Exempt Fund was converted to a Delaware statutory trust, effective December 1, 2007.

  WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTION?
   The following table sets forth, as of January 31, 2009, the capitalization of New York Fund and Tax-Exempt Fund. The table also shows the pro forma capitalization of Tax-Exempt Fund as adjusted to give effect to the proposed Transaction. The capitalization of Tax-Exempt Fund is likely to be different when the Transaction is consummated.

                                  TAX-EXEMPT   PRO FORMA    TAX-EXEMPT
                       NEW YORK      FUND     ADJUSTMENTS   FUND -PRO
                         FUND     (UNAUDITED)     TO        FORMA
                     (UNAUDITED)             CAPITALIZATION (assuming
                                                   (1)         the
                                              (UNAUDITED)  Transaction
                                                              is
                                                           completed)(2)
                                                           (UNAUDITED)
                     ---------------------------------------------------
Net assets             84,836,715  205,705,220    (34,601)  290,507,334
Total shares           84,890,688  205,791,640        N/A   290,682,328
outstanding
Net asset value per          1.00         1.00        N/A         1.00
share

1. Adjustments reflect the costs of the Transaction incurred by the Funds.
2. Numbers are pro forma after the Transaction.

      Because each of the Funds is a money market fund, each values its portfolio securities using the amortized cost method as permitted by Rule 2a-7 under the 1940 Act. As a result, the Funds will use amortized cost to value their respective securities in connection with the Transaction. In order to ensure that shareholders' interests are not diluted, the Board of Trustees of both the Trust and Tax-Exempt Fund currently require that the Transaction be postponed in the event that the NAV per share of either Fund calculated using market value deviates by more than 0.25 of 1% from the NAV per share calculated using amortized cost.

  COMPARISON OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS

   This section describes and compares the key differences between the investment goals, strategies and principal policies of the Funds, as well as the risks associated with such goals, strategies and policies. The investment goal and most of the investment restrictions of each Fund are fundamental, which means that they cannot be changed without the Affirmative Majority
Vote, as defined herein, of that Fund's outstanding voting securities. Unless otherwise noted, the investment policies of each Fund are non-fundamental and may be changed without shareholder approval. For a complete description of Tax-Exempt Fund's investment policies and risks, you should read the Tax-Exempt Fund Prospectus, which accompanies this Prospectus/Proxy Statement as Exhibit B, and the SAI relating to this Prospectus/Proxy Statement, which is incorporated by reference into this Prospectus/Proxy Statement and is available upon request.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS OF THE FUNDS?
   New York Fund and Tax-Exempt Fund have somewhat similar investment goals and strategies. The investment goal of New York Fund is to provide investors with as high a level of income exempt from federal income taxes and New York State and New York City personal income taxes as is consistent with prudent investment management, the preservation of shareholders' capital and liquidity in its investments. The investment goal of Tax-Exempt Fund is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital. Tax-Exempt Fund also seeks liquidity in its investments, and each Fund tries to maintain a stable $1 share price.

   Under normal market conditions, New York Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax ("AMT"), and from New York State personal income taxes. As a non-fundamental policy, New York Fund also normally invests at least 80% of its total assets in securities that pay interest free from the personal income taxes of New York City. Tax-Exempt Fund invests at least 80% of its total assets in municipal securities that pay interest free from federal income taxes, including AMT. Each Fund invests predominantly in high-quality, short-term, municipal securities and maintains a dollar-weighted average portfolio maturity of 90 days or less.

   Each Fund only buys securities with remaining maturities of 397 days or less, and that the manager determines present minimal credit risks and that are rated in the top two short-term ratings by independent rating services, such as Standard & Poor's ("S&P(R)") and Moody's Investors Service ("Moody's") or securities that are unrated and deemed to be of similar quality.

    As of March 31, 2009, Tax-Exempt Fund's portfolio is comprised of 58% in investments in weekly variable rate demand notes, 33% in daily variable rate demand notes, 1% in cash and 8% in notes and bonds. Also as of March 31, 2009, New York Fund's portfolio is comprised of 68% in investments in weekly variable rate demand notes, 28% in daily variable rate demand notes, less than 1% in cash and 4% in notes and bonds.

  HOW DO THE INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?
  The Funds' fundamental investment policies or restrictions are somewhat similar. However, New York Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes for New York State and New York City residents.

  WHAT ARE THE PRINCIPAL RISK FACTORS ASSOCIATED WITH INVESTMENTS
IN THE FUNDS?
   An investment in either Fund involve risks common to most money market mutual funds. There is no guarantee against losses resulting from an investment in either Fund, or that either Fund will achieve its investment goals.

INTEREST RATE        When interest rates rise, municipal security
prices fall. The opposite is also true: municipal security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

CREDIT     An issuer of municipal securities may be unable to make
interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

    Many of each Fund's portfolio securities may be supported by credit enhancements, which may be provided by either U.S. or foreign entities. These securities have the credit risk of the entity providing the credit support. Credit support provided by a foreign entity may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of that entity to meet its obligations. To the extent a Fund holds insured securities, a change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund's portfolio may affect the value of the securities they insure and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations. A Fund's ability to maintain a stable share price may depend on these credit supports, which are not backed by federal deposit insurance.

INCOME     Since each Fund can only distribute what it earns, the
Fund's distributions to shareholders may decline when interest rates fall. Because each Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

TAX-EXEMPT SECURITIES     While each Fund endeavors to purchase
only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service, or a state tax authority, as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions may affect the Fund's ability to maintain a stable share price.

STATE      When a Fund, such as New York Fund, invests
predominantly in municipal securities in a specific state, events in that state are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to the state's municipal issuers. A negative change in any one of these or other areas could affect the ability of a state's municipal issuers to meet their obligations. It is important to remember that economic, budget and other conditions within a particular state can be unpredictable and can change at any time.

    In addition, the events of September 11, 2001 have affected and will continue to affect New York State and New York City and several public agencies located in the city and state including the New York/New Jersey Port Authority, the Metropolitan Transportation Authority and the Battery Park City Authority, all of which issue municipal bonds. The federal government has committed $21.5 billion to the New York area to reimburse costs as well as spur redevelopment. Redevelopment of the lower Manhattan area is expected to take several more years and the effects on the New York economy as a result of the disaster could slow its ability to fully recover from the national recession.

U.S. TERRITORIES     As with state municipal securities, events in
any of the territories where a Fund is invested may affect the Fund's investments and its performance.

MARKET     A security's value may be reduced by market activity or
the results of supply and demand. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

    Each Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Because the market price of the security may fluctuate during the time before payment and delivery, the Funds assume the risk that the value of the security at delivery may be more or less than the purchase price.

                 INFORMATION ABOUT TAX-EXEMPT FUND

   Information about Tax-Exempt Fund is included in the Tax-Exempt Fund Prospectus, which is enclosed with and incorporated by reference into (is considered a part of) this Prospectus/Proxy Statement. Additional information about Tax-Exempt Fund is included in the Tax-Exempt Fund SAI, which is incorporated into the Tax-Exempt Fund Prospectus and into the SAI dated June 23, 2009 relating to this Prospectus/Proxy Statement, which has been filed with the SEC and is considered part of this Prospectus/Proxy Statement. You may request a free copy of the Tax-Exempt Fund SAI, Tax-Exempt Fund's Annual Report to Shareholders for the fiscal year ended July 31, 2008, Tax-Exempt Fund's semi-annual report to shareholders for the period ended January 31, 2009, the SAI relating to this Prospectus/Proxy Statement, and other information by calling (800) DIAL BEN or by writing to Tax-Exempt Fund at P.O. Box 33030, St. Petersburg, FL 33733-8030.

   Tax-Exempt Fund files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. You can also obtain copies of this information, after paying a duplicating fee at prescribed rates, by writing to the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549 or from the SEC's Internet site at http://www.sec.gov or by electronic request at the following email address: publicinfo@sec.gov.

                  INFORMATION ABOUT NEW YORK FUND

   Information about New York Fund is included in the current New York Fund Prospectus, which is incorporated into this Prospectus/Proxy Statement by reference, as well as New York Fund's SAI dated February 1, 2009, the Trust's Annual Report to Shareholders for the fiscal year ended September 30, 2008 and semi-annual report to shareholders for the period ended March 31, 2009. These documents have been filed with the SEC. You may request free copies of these documents and other information relating to New York Fund by calling (800) DIAL BEN or by writing to New York Fund at P.O. Box 33030, St. Petersburg, FL 33733-8030. Reports and other information filed by the Trust can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. You can also obtain copies of this information, after paying a duplicating fee at prescribed rates, by writing to the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549 or from the SEC's Internet site at http://www.sec.gov or by electronic request at the following email address: publicinfo@sec.gov.

                FURTHER INFORMATION ABOUT THE FUNDS

   The following is a discussion of the organization of each Fund. More detailed information about each Fund's current corporate structure is contained in each Fund's SAI.
   CAPITAL STRUCTURE. New York Fund is a series of the Trust, which was initially organized as a Massachusetts business trust on July 17, 1986 and was reorganized to a Delaware statutory trust effective February 1, 2008. Tax-Exempt Fund was initially organized as a California corporation on March 17, 1980 and was reorganized to a Delaware statutory trust effective December 1, 2007. The number of shares of each Fund is unlimited, each share without a par value. Each Fund may issue fractional shares.

   Shares of each Fund are fully paid and nonassessable and have no preference, preemptive or subscription rights. Fund shareholders have no appraisal rights.
   COMPARISON OF VOTING RIGHTS. For each Fund, each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share carries a proportionate fractional vote. Shareholders of the Funds are not entitled to cumulative voting in the election of Trustees. Quorum for a shareholders' meeting of either Fund is generally 40% of the shares entitled to vote, which are present in person or by proxy.
   The 1940 Act provides that shareholders of the Funds have the power to vote with respect to certain matters: specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment management agreements and plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental.
   In addition, shareholders of each Fund are granted the power to vote on certain matters by the laws governing Delaware statutory trusts and by their Agreements and Declarations of Trust ("Trust Instruments"). The rights to vote on these matters are the same for New York Fund and Tax-Exempt Fund. For example, the Trust Instruments and bylaws for both the Trust and Tax-Exempt Fund give shareholders the power to vote: (1) for the election of Trustees at a meeting called for the purpose of electing
Trustees, (2) with respect to certain amendments to the Trust Instrument as required by the Trust Instrument, the 1940 Act or the requirements of any securities exchanges on which shares are listed for trading, and (3) on such matters as required by the Trust Instrument, the bylaws and any registration statement filed with the SEC or any state, or as the Trustees may consider necessary or desirable.

   Under the Trust Instruments of the Trust and Tax-Exempt Fund, to the extent a larger vote is not required by applicable law, a majority of the votes cast at a meeting at which a quorum is present generally shall decide any questions, with the exception that Trustees are elected by not less than a plurality of the votes cast at such a meeting.

   The Trust Instruments for each Fund establish the maximum number of days prior to a shareholders' meeting during which a record date may be set by that Fund's Board. The maximum number of days is 120 for both the Trust and Tax-Exempt Fund.

   LEGAL STRUCTURES. Mutual funds formed under the Delaware Statutory Trust Act, such as the Trust and Tax-Exempt Fund, are granted a significant amount of operational flexibility with respect to features, rights and obligations of the statutory trust and its trustees and shareholders in their organizational instruments. Mutual funds organized as Delaware statutory trusts have benefited from this flexibility to streamline their operations and minimize expenses. For example, mutual funds organized as Delaware statutory trusts are not required to hold annual shareholders' meetings if meetings are not otherwise required by the federal securities laws or their declarations of trust or bylaws, and such funds may create new classes or series of shares without having to obtain the approval of shareholders. In addition, a fund may provide in its governing documents that certain fund transactions, such as certain mergers, reorganizations and liquidations, may go forward with only trustee approval and not a shareholder vote; such funds are still subject, however, to the voting requirements of the 1940 Act.

   LIMITED LIABILITY FOR SHAREHOLDERS. Under the Delaware Statutory Trust Act, shareholders of the Funds are entitled to the same limitation of personal liability as is extended to shareholders of a corporation organized for profit under the Delaware General Corporation Law.

   BOARDS OF TRUSTEES.   Pursuant to the Delaware Statutory Trust
Act and the Trust's and Tax-Exempt Fund's Trust Instruments, the responsibility for the management of each of New York Fund and Tax-Exempt Fund is vested in its respective Board of Trustees, which, among other things, is empowered by the Trust Instrument to elect officers and provide for the compensation of agents, consultants and other professionals to assist and advise in such management. Pursuant to the Trust Instruments, no Trustee shall be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, except for an act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

   INSPECTION RIGHTS. Each Fund provides shareholders certain inspection rights of its books and records, to at least the extent required by applicable law.

   LEGAL PROCEEDINGS. For information about material pending legal proceedings and regulatory matters, please see the section entitled "Management" in each Fund's Prospectus.


                        VOTING INFORMATION

  HOW MANY VOTES ARE NECESSARY TO APPROVE NEW YORK FUND'S PLAN?

   An Affirmative Majority Vote, as defined herein, of the outstanding shares of New York Fund is required to approve the Plan. Each shareholder will be entitled to one vote for each full share, and a proportionate fractional vote for each fractional share of New York Fund held at the close of business on June 2, 2009 (the "Record Date"). If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

   Forty percent (40%) of New York Fund's outstanding shares entitled to vote in person or by proxy as of the Record Date shall be a quorum for the transaction of business at the Meeting. Under relevant state law and New York Fund's Trust Instrument, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as votes present at the Meeting; abstentions and broker non-votes, however, will not be treated as votes cast at such Meeting. Abstentions and broker non-votes, therefore, will be included for purposes of determining whether a quorum is present but will have the same effect as a vote AGAINST the Plan.

  HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

   You can vote in any one of four ways:
    o By mail, with the enclosed proxy card;
    o In person at the Meeting;
    o By telephone; or
    o Through the Internet.

   If your account is eligible for voting by telephone or through the Internet, separate instructions are enclosed.

   A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you want to vote on important issues relating to New York Fund. If you simply sign, date and return the proxy card but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

  MAY I REVOKE MY PROXY?

   You may revoke your proxy at any time before it is voted by sending a written notice to the Trust expressly revoking your proxy, by signing and forwarding to the Trust a later-dated proxy card that is received at or prior to the Meeting, or by attending the Meeting and voting in person.

  WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

   The Board of Trustees of the Trust does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

  WHO IS ENTITLED TO VOTE?

   Shareholders of record of New York Fund on the Record Date will be entitled to vote at the Meeting. On the Record Date, there were 67,724,239.261 outstanding shares of New York Fund.

  HOW WILL PROXIES BE SOLICITED?

    Computershare Fund Services, Inc., a professional proxy solicitation firm (the "Solicitor"), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $10,000. New York Fund expects that the solicitation will be primarily by mail. As the date of the Meeting approaches, however, certain New York Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of New York Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below.

    In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder's full name and address and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person's title and for confirmation that the person is authorized to direct the voting of the shares. If the information elicited corresponds with the information provided to the Solicitor, then the Solicitor representative may ask for the shareholder's instructions on the proposal described in this Prospectus/Proxy Statement. Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement. The Solicitor representative will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

  If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or over the Internet, the shareholder may submit the proxy card originally sent with this Prospectus/Proxy Statement or attend in person.

  WHAT OTHER SOLICITATIONS WILL BE MADE?

   New York Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. New York Fund may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition, certain officers and representatives of the Trust or its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally.

  ARE THERE DISSENTERS' RIGHTS?

   Shareholders of New York Fund will not be entitled to any "dissenters' rights" because the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at NAV until the closing date. After the closing date, you may redeem your Tax-Exempt Fund shares or exchange them for shares of certain other funds in Franklin Templeton Investments.
Redemptions are subject to the terms in the prospectus of the respective Fund.

                     PRINCIPAL HOLDERS OF SHARES

   As of the Record Date, the officers and trustees of the Trust, as a group, owned of record and beneficially less than 1% of the outstanding shares of New York Fund. In addition, as of the Record Date, the officers and trustees of Tax-Exempt Fund, as a group, owned of record and beneficially less than 1% of the outstanding shares of Tax-Exempt Fund.

   From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of either Fund, no other person holds beneficially or of record more than 5% of the outstanding shares of any class.


                       SHAREHOLDER PROPOSALS

    The Trust is not required and does not intend to hold regular annual meetings of shareholders. A shareholder who wishes to submit a proposal for consideration for inclusion in the Trust's proxy statement for the next meeting of shareholders should send his or her written proposal to the Trust's offices at One Franklin Parkway, San Mateo, California 94403-1906, Attention:
Secretary, so that it is received within a reasonable time in advance of such meeting in order to be included in the Trust's proxy statement and proxy card relating to that meeting and presented at the meeting. A shareholder proposal may be presented at a meeting of shareholders only if such proposal concerns a matter that may be properly brought before the meeting under applicable federal proxy rules, state law, and other governing instruments.

    Submission of a proposal by a shareholder does not guarantee that the proposal will be included in the Trust's proxy statement or presented at the meeting.

                            ADJOURNMENT

   The holders of a majority of the shares present (in person or by proxy) and entitled to vote at the Meeting, whether or not a quorum is present, or the chairperson of the Board, the president of the Trust, in the absence of the chairperson of the Board, or any vice president or other authorized officer of the Trust, in the absence of the president, may adjourn the Meeting. Such authority to adjourn the Meeting may be used for any reason whatsoever, including to allow for the further solicitation of proxies. The persons designated as proxies may use their discretionary authority to vote as instructed by management of the Trust on questions of adjournment.




                                   By Order of the Board of
                                   Trustees,

                                   Karen L.
                                   Skidmore
                                   SECRETARY
    June 23, 2009

                             GLOSSARY

USEFUL TERMS AND DEFINITIONS

   AFFIRMATIVE MAJORITY VOTE-- the affirmative vote of the lesser of: (i) a majority of the outstanding shares of New York Fund, or (ii) 67% or more of the outstanding shares of New York Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of New York Fund are present or represented by proxy.

   1940 ACT--Investment Company Act of 1940, as amended.

   DISTRIBUTORS--Franklin Templeton Distributors, Inc., One
Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for the Funds.

   FAI--Franklin Advisers, Inc., the investment manager for New
York Fund and Tax-Exempt Fund.

   FRANKLIN TEMPLETON FUNDS--The U.S. registered mutual funds in Franklin Templeton Investments except Franklin Templeton
Variable Insurance Products Trust and Franklin Mutual Recovery
Fund.

   FRANKLIN TEMPLETON INVESTMENTS-- Resources is a publicly owned global investment management organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries.

   FT SERVICES--Franklin Templeton Services, LLC, the administrator for the Funds. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Funds' investment manager and principal underwriter.

   INVESTOR SERVICES--Franklin Templeton Investor Services, LLC,
3344 Quality Drive, Rancho Cordova, CA 95670-7313, the shareholder servicing, transfer agent and dividend-paying agent for the Funds.

   NET ASSET VALUE (NAV)--The value of a mutual fund is determined by deducting a fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

   RESOURCES--Franklin Resources, Inc., One Franklin Parkway, San
Mateo, CA 94403-1906.

   SAI--Statement of Additional Information.

   SEC--U.S. Securities and Exchange Commission.

   SECURITIES DEALER--A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

              EXHIBITS TO PROSPECTUS/PROXY STATEMENT

EXHIBIT

A. Form of Agreement and Plan of Reorganization by and between Franklin New York Tax-Free Trust, on behalf of Franklin New York Tax-Exempt Money Fund, and Franklin Tax-Exempt Money Fund (attached)

B. Prospectus of Franklin Tax-Exempt Money Fund dated December 1, 2008, as supplemented to date (enclosed)

C.    Semi-Annual Report to Shareholders for Franklin Tax-Exempt
      Money Fund dated January 31, 2009 (enclosed)





                                                          EXHIBIT A

           FORM OF AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan"), is made as of this __ day of _______, 2009, by and between Franklin Tax-Exempt Money Fund, a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Franklin Parkway, San Mateo, CA 94403-1906 ("Acquiring Fund"), and Franklin New York Tax-Free Trust, a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Franklin Parkway, San Mateo, CA 94403-1906 ("Target Trust"), on behalf of its series, Franklin New York Tax-Exempt Money Fund ("Target Fund").

                      PLAN OF REORGANIZATION

    The reorganization (hereinafter referred to as the "Reorganization") will consist of (i) the acquisition by Acquiring Fund of substantially all of the property, assets and goodwill of Target Fund in exchange solely for full and fractional shares of beneficial interest, with no par value, of Acquiring Fund ("Acquiring Fund Shares"); (ii) the distribution of Acquiring Fund Shares to the holders of shares of beneficial interest of Target Fund (the "Target Fund Shares") according to their respective interests in Target Fund in complete liquidation of Target Fund; and (iii) the dissolution of Target Fund as soon as is practicable after the closing (as described in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of the Plan hereinafter set forth.

                             AGREEMENT

    In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1. SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF
TARGET FUND.

    (a) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties of Acquiring Fund herein contained, and in consideration of the delivery by Acquiring Fund of the number of Acquiring Fund Shares hereinafter provided, Target Trust, on behalf of Target Fund, agrees that, at the time of Closing, it will convey, transfer and deliver to Acquiring Fund all of Target Fund's then existing assets, including any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay 25% of the costs and expenses of carrying out the Reorganization (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), in accordance with Section 9 of the Plan, which costs and expenses shall be established on Target Fund's books as liability reserves; (ii) discharge its unpaid liabilities on its books at the Closing Date (as such term is defined in Section 3), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (iii) pay such contingent liabilities, if any, as the officers of Target Trust, on behalf of Target Fund, shall reasonably deem to exist against Target Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on Target Fund's books (such assets hereinafter "Net Assets"). Acquiring Fund shall not assume any liability of Target Trust or Target Fund, and Target Trust, on behalf of Target Fund, shall use its reasonable best efforts to discharge all of the known liabilities of Target Fund, so far as may be possible, from the cash, bank deposits and cash equivalent securities described above.

    (b) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties of Target Trust, on behalf of Target Fund, herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Acquiring Fund agrees to deliver to Target Trust, on behalf of Target Fund, at the Closing the number of Acquiring Fund Shares equal to the number of outstanding Target Fund Shares as of 3:00 p.m., Pacific Time, on the Closing Date. Acquiring Fund Shares delivered to Target Trust, on behalf of Target Fund, at the Closing shall have an aggregate net asset value equal to the value of Target Fund's Net Assets, all determined as provided in Section 2 of the Plan and as of the date and time specified herein.

    (c) Immediately following the Closing, Target Fund shall be dissolved and shall distribute the Acquiring Fund Shares received by Target Fund pursuant to this Section 1 pro rata to Target Fund's shareholders of record as of the close of business on the Closing Date. Such distribution shall be accomplished by the establishment of accounts on the share records of Acquiring Fund in the amounts due such shareholders based on their respective holdings in Target Fund as of the close of business on the Closing Date. Fractional Acquiring Fund Shares shall be carried to the third decimal place. Certificates for Acquiring Fund Shares shall not be issued, unless specifically requested by a shareholder. After the distribution, Target Fund shall be dissolved.

    (d) At the Closing, each shareholder of record of Target Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 8(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of Target Fund that such person had on the Distribution Record Date.

    (e) All books and records relating to Target Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to Acquiring Fund from and after the date of the Plan, and shall be turned over to Acquiring Fund on or prior to the Closing.

2. VALUATION.

    (a) The net asset value of Acquiring Fund Shares and Target Fund Shares and the value of Target Fund's Net Assets to be acquired by Acquiring Fund hereunder shall in each case be computed as of 3:00 p.m., Pacific Time, on the Closing Date, unless on such date: (a) the New York Stock Exchange ("NYSE") is not open for unrestricted trading; or (b) the reporting of trading on the NYSE is disrupted; or (c) any other extraordinary financial event or market condition occurs (each of the events described in (a), (b) or (c), a "Market Disruption"). The net asset value per share of Acquiring Fund Shares and Target Fund Shares and the value of Target Fund's Net Assets shall be computed in accordance with the valuation procedures set forth in the most recent respective prospectuses of Acquiring Fund and Target Fund, as amended or supplemented.

    (b) In the event of a Market Disruption on the proposed Closing Date, so that an accurate appraisal of the net asset value of Acquiring Fund Shares or Target Fund Shares or the value of Target Fund's Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

    (c) In the event that the net asset value per share of either Target Fund Shares or Acquiring Fund Shares calculated using market value deviates by more than 0.25 of 1% from the net asset value per share calculated using amortized cost, the Closing Date shall be postponed until the net asset value using market value and amortized cost for both Target Fund Shares and Acquiring Shares are within the range of 0.25 of 1%.

3. CLOSING AND CLOSING DATE.

    The Closing shall take place at the principal office of Acquiring Fund at 4:00 p.m., Pacific Time, on August 26, 2009 or such later date as the parties may mutually agree (the "Closing Date"). Target Trust, on behalf of Target Fund, shall have provided for delivery as of the Closing of those Net Assets of Target Fund to be transferred to the account of Acquiring Fund's Custodian, The Bank of New York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286. Target Trust, on behalf of Target Fund, shall deliver at the Closing a list of names and addresses of the shareholders of record of Target Fund Shares and the number of full and fractional shares of beneficial interest owned by each such shareholder as of 3:00 p.m., Pacific Time, on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. Acquiring Fund shall provide evidence satisfactory to Target Trust, on behalf of Target Fund, that such Acquiring Fund Shares have been registered in an account on the books of Acquiring Fund in such manner as the officers of Target Trust may reasonably request.

4. REPRESENTATIONS AND WARRANTIES BY ACQUIRING FUND.

    Acquiring Fund represents and warrants to Target Trust, on behalf of Target Fund, that:

    (a) Acquiring Fund was originally organized as a California corporation on March 17, 1980, and converted to a Delaware statutory trust effective December 1, 2007. Acquiring Fund is duly registered under the 1940 Act as an open-end, management investment company and all of Acquiring Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.

    (b) Acquiring Fund is authorized to issue an unlimited number of shares of beneficial interest, without par value, each outstanding share of which is, and each share of which when issued pursuant to and in accordance with the Plan will be, fully paid, non-assessable, and has or will have full voting rights. Acquiring Fund issues one class of shares and an unlimited number of shares of beneficial interest of Acquiring Fund have been allocated and designated to such class. No shareholder of Acquiring Fund has or will have any option, warrant, or preemptive rights of subscription or purchase with respect to Acquiring Fund Shares.

    (c) The financial statements appearing in Acquiring Fund's Annual Report to Shareholders for the fiscal year ended July 31, 2008, audited by PricewaterhouseCoopers LLP, and in Acquiring Fund's unaudited Semi-Annual Report to Shareholders for the period ended January 31, 2009, copies of which have been delivered to Target Trust, on behalf of Target Fund, and any interim unaudited financial statements, copies of which may be furnished to Target Trust, on behalf of Target Fund, fairly present the financial position of Acquiring Fund as of their respective dates and the results of Acquiring Fund's operations for the periods indicated in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

    (d) The books and records of Acquiring Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Acquiring Fund.

    (e) Acquiring Fund is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-laws, any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Acquiring Fund of the transactions contemplated by the Plan, except for the registration of Acquiring Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

    (f) Acquiring Fund has elected to be treated as a regulated investment company ("RIC") for federal income tax purposes under
Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Acquiring Fund is a "fund" as defined in
Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, and intends to continue to qualify as a RIC as of the Closing Date. Consummation of the transactions contemplated by the Plan will not cause Acquiring Fund to fail to be qualified as a RIC as of the Closing Date.

    (g) Acquiring Fund is not under jurisdiction of a court in a Title 11 or similar case within the meaning of
Section 368(a)(3)(A) of the Code.

    (h) Acquiring Fund does not have any unamortized or unpaid organizational fees or expenses.

    (i) Acquiring Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those incurred in the ordinary course of business as an investment company.

    (j) There is no intercorporate indebtedness existing between Target Fund and Acquiring Fund that was issued, acquired, or will be settled at a discount.

    (k) Acquiring Fund does not own, directly or indirectly, nor has it owned during the past five (5) years, directly or indirectly, any shares of Target Fund.

    (l) Acquiring Fund has no plan or intention to issue additional shares following the Reorganization except for shares issued in the ordinary course of Acquiring Fund's business as an open-end investment company; nor does Acquiring Fund have any plan or intention to redeem or otherwise reacquire any shares of Acquiring Fund issued pursuant to the Plan, either directly or through any transaction, agreement, or arrangement with any other person, other than in the ordinary course of its business or to the extent necessary to comply with its legal obligation under
Section 22(e) of the 1940 Act.

    (m) Acquiring Fund is in the same line of business as Target Fund before the Reorganization and did not enter into such line of business as part of the Reorganization. Acquiring Fund will actively continue Target Fund's business in substantially the same manner that Target Trust, on behalf of Target Fund, conducted that business immediately before the Reorganization and has no plan or intention to change such business. On the Closing Date, Acquiring Fund expects that at least 33 (1)/3% of Target Fund's portfolio assets will meet the investment objectives, strategies, policies, risks and restrictions of Acquiring Fund. Acquiring Fund has no plan or intention to change any of its investment objectives, strategies, policies, risks and restrictions after the Reorganization. Acquiring Fund has no plan or intention to sell or otherwise dispose of any of the former assets of Target Fund, except for dispositions made in the ordinary course of its business or dispositions necessary to maintain its qualification as a RIC, although in the ordinary course of its business, Acquiring Fund will continuously review its investment portfolio (as Target Trust, on behalf of Target Fund, did before the Closing) to determine whether to retain or dispose of particular securities, including those included among the former assets of Target Fund.

    (n) The registration statement on Form N-14 referred to in
Section 7(g) hereof (the "Registration Statement"), and any prospectus or statement of additional information of Acquiring Fund contained or incorporated therein by reference, and any supplement or amendment to the Registration Statement or any such prospectus or statement of additional information, on the effective and clearance dates of the Registration Statement, on the date of the Special Meeting of Target Fund shareholders, and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

5. REPRESENTATIONS AND WARRANTIES BY TARGET TRUST, ON BEHALF OF
TARGET FUND.

    Target Trust, on behalf of Target Fund, represents and warrants to Acquiring Fund that:

    (a) Target Fund is a series of Target Trust, which was organized originally as a Massachusetts business trust on July 17, 1986, and converted to a Delaware statutory trust effective February 1, 2008. Target Trust is duly registered under the 1940 Act as an open-end, management investment company and all Target Fund Shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purposes of raising the required initial capital or obtaining any required initial shareholder approvals.

    (b) Target Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Target Fund, each outstanding share of which is fully paid, non-assessable, and has full voting rights. Target Fund issues one class of shares. Target Trust currently issues shares of three (3) series, including Target Fund. No shareholder of Target Trust has or will have any option, warrant, or preemptive rights of subscription or purchase with respect to Target Fund Shares.

    (c) The financial statements appearing in Target Trust's Annual Report to Shareholders for the fiscal year ended September 30, 2008, audited by PricewaterhouseCoopers LLP, and unaudited Semi-Annual Report to Shareholders for the period ended March 31, 2009, copies of which have been delivered to Acquiring Fund, and any interim financial statements for Target Fund that may be furnished to Acquiring Fund, fairly present the financial position of Target Fund as of their respective dates and the results of Target Fund's operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

    (d) Target Fund is not a party to or obligated under any provision of its Agreement and Declaration of Trust or By-laws, as amended, or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under the Plan. Target Fund has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by Target Fund in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due or payable by Target Fund.

    (e) Target Trust has elected to be treat Target Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code. Target Fund is a "fund" as defined in
Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, and will qualify as a RIC as of the Closing Date. Consummation of the transactions contemplated by the Plan will not cause Target Fund to fail to be qualified as a RIC as of the Closing Date.

    (f) Target Fund is not under jurisdiction of a court in a Title 11 or similar case within the meaning of
Section 368(a)(3)(A) of the Code.

    (g) Target Fund does not have any unamortized or unpaid organization fees or expenses.

    (h) Target Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in
Section 5(c) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.
    (i) Since March 31, 2009, there has not been any material adverse change in Target Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.

    (j) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Target Trust, on behalf of Target Fund, of the transactions contemplated by the Plan, except the necessary Target Fund shareholder approval, or as may otherwise be required under the federal or state securities laws or the rules and regulations thereunder.

    (k) There is no intercorporate indebtedness existing between Target Fund and Acquiring Fund that was issued, acquired, or will be settled at a discount.

    (l) During the five-year period ending on the Closing Date,
(i) Target Trust, on behalf of Target Fund, has not acquired, and will not acquire, Target Fund Shares with consideration other than Acquiring Fund Shares or Target Fund Shares, except for redemptions in the ordinary course of Target Fund's business or to the extent necessary to comply with its legal obligation under
Section 22(e) of the 1940 Act, and (ii) no distributions will have been made with respect to Target Fund Shares (other than regular, normal dividend distributions made pursuant to Target Fund's historic dividend paying practice), either directly or through any transaction, agreement, or arrangement with any other person, except for distributions described in Sections 852 and 4982 of the Code.

    (m) As of the Closing Date, Target Fund will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire shares of Target Fund, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

    (n) Throughout the five year period ending on the Closing Date, Target Trust, on behalf of Target Fund, will have conducted its historic business within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code. Target Trust, on behalf of Target Fund, did not enter into (or expand) a line of business as part of the Reorganization. Target Trust, on behalf of Target Fund, will not alter its investment portfolio in connection with the Reorganization.

6. REPRESENTATIONS AND WARRANTIES BY TARGET TRUST AND ACQUIRING
FUND.

    Target Trust, on behalf of Target Fund, and Acquiring Fund each represents and warrants to the other that:

    (a) The statement of assets and liabilities to be furnished by it as of 3:00 p.m., Pacific Time, on the Closing Date for the purpose of determining the number of Acquiring Fund Shares to be issued pursuant to Section 1 of the Plan, will accurately reflect Target Fund's Net Assets and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

    (b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

    (c) Except as disclosed in its currently effective prospectus relating to Target Fund or Acquiring Fund, as applicable, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it. It is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

    (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

    (e) The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of its Board of Trustees and the Plan, subject with respect to Target Trust to the approval of Target Fund's shareholders, constitutes a valid and binding obligation enforceable in accordance with its terms, subject to bankruptcy, insolvency, reorganization arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles.

    (f) It anticipates that consummation of the Plan will not cause Target Fund or Acquiring Fund, as applicable, to fail to conform to the requirements of Subchapter M of the Code for federal income taxation qualification as a RIC at the end its fiscal year.

7. COVENANTS OF TARGET TRUST AND ACQUIRING FUND.

    (a) Target Trust, on behalf of Target Fund, and Acquiring Fund each covenants to operate its respective business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise taxes.

    (b) Target Trust, on behalf of Target Fund, undertakes that it will not acquire Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than Target Fund's shareholders.

    (c) Target Trust, on behalf of Target Fund, undertakes that, if the Plan is consummated, Target Fund will liquidate and dissolve.

    (d) Target Trust, on behalf of Target Fund, and Acquiring Fund each agree that, by the Closing, all of their federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and either all federal and other taxes shown as due on said returns shall have been paid, or adequate liability reserves shall have been provided for the payment of such taxes, and to the best of their knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

    (e) At the Closing, Target Trust, on behalf of Target Fund, will provide Acquiring Fund with a copy of the shareholder ledger accounts, certified by Target Trust's transfer agent or its President to the best of its or his knowledge and belief, for all the holders of record of Target Fund Shares as of 3:00 p.m., Pacific Time, on the Closing Date who are to become shareholders of Acquiring Fund as a result of the transfer of assets that is the subject of the Plan.

    (f) As of the Closing, the Board of Trustees of Target Trust shall have called, and Target Trust shall have held, a Special Meeting of Target Fund's shareholders to consider and vote upon the Plan (the "Special Meeting") and Target Trust, on behalf of Target Fund, shall have taken all other actions reasonably necessary to obtain approval of the transactions contemplated herein. Target Trust, on behalf of Target Fund, shall have mailed to each shareholder of record of Target Fund entitled to vote at the Special Meeting at which action on the Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations thereunder (the "Prospectus/Proxy Statement").

    (g) Acquiring Fund has filed the Registration Statement with the SEC and used its best efforts to provide that the Registration Statement became effective as promptly as practicable. At the time it became effective, the Registration
Statement: (i) complied in all material respects with the applicable provisions of the 1933 Act and the rules and regulations promulgated thereunder; and (ii) did not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement became effective, at the time of the Special Meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement did not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

    (h) Subject to the provisions of the Plan, Acquiring Fund and Target Trust, on behalf of Target Fund, each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.

    (i) Target Trust, on behalf of Target Fund, shall deliver to Acquiring Fund at the Closing Date confirmation or other adequate evidence as to the tax costs and holding periods of the assets and property of Target Fund transferred to Acquiring Fund in accordance with the terms of the Plan.
8. CONDITIONS PRECEDENT TO BE FULFILLED BY TARGET TRUST AND
ACQUIRING FUND.

    The consummation of the Plan hereunder shall be subject to the following respective conditions:

    (a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by the Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

    (b) That each party shall have delivered to the other party a copy of the resolutions approving the Plan adopted and approved by the appropriate action of the Board of Trustees, certified by its Secretary or equivalent officer of such party.

    (c) That the SEC shall have declared effective the Registration Statement and not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

    (d) That the Plan and the Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of Target Fund at a meeting or any adjournment thereof.

    (e) That a distribution or distributions shall have been declared for Target Fund prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders: (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to 3:00 p.m., Pacific Time, on the Closing Date; and (ii) any undistributed ordinary income and capital gain net income from any prior period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

    (f) That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of Target Fund or Acquiring Fund.

    (g) That there shall be delivered to Target Trust, on behalf of Target Fund, and Acquiring Fund, an opinion in form and substance satisfactory to them from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to Acquiring Fund and Target Trust, to the effect that, provided the transaction contemplated hereby is carried out in accordance with the Plan and the laws of the State of Delaware, and based upon certificates of the officers of Target Trust and Acquiring Fund with regard to matters of fact:

       (1) The acquisition by Acquiring Fund of substantially all the assets of Target Fund, as provided for herein, in exchange for Acquiring Fund Shares, followed by the distribution by Target Fund to its shareholders of Acquiring Fund Shares in complete liquidation of Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Target Fund and Acquiring Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

       (2) No gain or loss will be recognized by Target Fund upon the transfer of substantially all of its assets to Acquiring
    Fund in exchange solely for voting shares of Acquiring Fund
    (Sections 361(a) and 357(a) of the Code);

       (3) Acquiring Fund will recognize no gain or loss upon the receipt of substantially all of the assets of Target Fund in exchange solely for voting shares of Acquiring Fund (Section
    1032(a) of the Code);

       (4) No gain or loss will be recognized by Target Fund upon the distribution of Acquiring Fund Shares to its shareholders in liquidation of Target Fund, in pursuance of the Plan
    (Section 361(c)(1) of the Code);

       (5) The basis of the assets of Target Fund received by Acquiring Fund will be the same as the basis of such assets to Target Fund immediately prior to the Reorganization (Section
    362(b) of the Code);

       (6) The holding period of the assets of Target Fund received by Acquiring Fund will include the period during which such assets were held by Target Fund (Section 1223(2) of the Code);

       (7) No gain or loss will be recognized by the shareholders of Target Fund upon the exchange of their shares in Target Fund for voting shares of Acquiring Fund including fractional shares to which they may be entitled (Section 354(a) of the Code);

       (8) The basis of Acquiring Fund Shares received by the shareholders of Target Fund shall be the same as the basis of Target Fund Shares exchanged therefor (Section 358(a)(1) of the Code);

       (9) The holding period of Acquiring Fund Shares received by shareholders of Target Fund (including fractional shares to which they may be entitled) will include the holding period of Target Fund Shares surrendered in exchange therefor, provided that Target Fund Shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and

       (10) Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury ("Treasury Regulations")) the items of Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

    (h) That there shall be delivered to Acquiring Fund, an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to Target Trust, on behalf of Target Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

       (1) Target Fund is a series of Target Trust, and Target
    Trust is a validly existing statutory trust in good standing under the laws of the State of Delaware;

       (2) Target Trust is an open-end investment company of the management type registered as such under the 1940 Act;

       (3) The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary statutory trust action on the part of Target Trust, on behalf of Target Fund; and

       (4) The Plan is the legal, valid and binding obligation of Target Trust, on behalf of Target Fund, and is enforceable against Target Trust, on behalf of Target Fund, in accordance with its terms.

    In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of Target Trust, with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Target Fund.

    (i) That there shall be delivered to Target Trust, on behalf of Target Fund, an opinion in form and substance satisfactory to it from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to Acquiring Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

       (1) Acquiring Fund is a validly existing statutory trust in good standing under the laws of the State of Delaware;

       (2) Acquiring Fund is authorized to issue an unlimited number of shares of beneficial interest, without par value;

       (3) Acquiring Fund is an open-end investment company of the management type registered as such under the 1940 Act;

       (4) Acquiring Fund Shares to be issued pursuant to the terms of the Plan have been duly authorized and, when issued and delivered as provided in the Plan and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by Acquiring Fund;

       (5) The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary statutory trust action on the part of Acquiring Fund;

       (6) The Plan is the legal, valid and binding obligation of Acquiring Fund, and is enforceable against Acquiring Fund, in accordance with its terms; and

       (7) The registration statement on Form N-1A of Acquiring Fund, of which the prospectus dated December 1, 2008 is a part (the "Prospectus"), is, at the time of the signing of the Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the SEC under the 1933 Act.

    In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of Acquiring Fund with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Acquiring Fund.

    (j) That Acquiring Fund's prospectus contained in the Registration Statement with respect to Acquiring Fund Shares to be delivered to Target Fund's shareholders in accordance with the Plan shall be effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

    (k) That Acquiring Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Acquiring Fund Shares lawfully to be delivered to each holder of Target
Fund Shares.

    (l) That, at the Closing, there shall be transferred to Acquiring Fund, aggregate Net Assets of Target Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Target Fund on the Closing Date.

    (m) That there be delivered to Acquiring Fund information concerning the tax basis of Target Fund in all securities transferred to Acquiring Fund, together with shareholder information including: the names, addresses, and taxpayer identification numbers of the shareholders of Target Fund as of the Closing Date; the number of shares held by each shareholder; the dividend reinvestment elections applicable to each shareholder; and the backup withholding and nonresident alien withholding certifications, notices or records on file with Target Trust, on behalf of Target Fund, with respect to each shareholder.

9. EXPENSES.

    The expenses of entering into and carrying out the provisions of the Plan shall be borne as follows: each of Target Trust, on behalf of Target Fund, and Acquiring Fund will pay 25% of the costs of the Reorganization, and Franklin Advisers, Inc., the investment manager for both Acquiring Fund and Target Fund, will pay 50% of the costs of the Reorganization.

10. TERMINATION; POSTPONEMENT; WAIVER; ORDER.

    (a) Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Reorganization abandoned at any time prior (whether before or after approval thereof by the shareholders of Target Fund) to the Closing, or the Closing may be postponed, as follows:

       (1) by mutual consent of Target Trust, on behalf of Target
    Fund, and Acquiring Fund;

       (2) by Acquiring Fund if any condition of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met; or

       (3) by Target Trust, on behalf of Target Fund, if any condition of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.

    (b) If the transactions contemplated by the Plan have not been consummated by June 30, 2010, the Plan shall automatically terminate on that date, unless a later date is agreed to by both
Acquiring Fund and Target Trust.

    (c) In the event of termination of the Plan prior to its consummation, pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither Target Trust, Target Fund, nor Acquiring Fund, nor their trustees, officers, or agents or the shareholders of Target Fund or Acquiring Fund shall have any liability in respect of the Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 9 hereof.

    (d) At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by the party who is entitled to the benefit thereof if, in the judgment of such party, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to its shareholders, on behalf of whom such action is taken.

    (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither Target Trust nor Acquiring Fund, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

    (f) If any order of the SEC with respect to the Plan shall be issued prior to the Closing that imposes any term or condition that is determined by the Board of Trustees of Target Trust, on behalf of Target Fund, or the Board of Trustees of Acquiring Fund, to be acceptable, such term or condition shall be binding as if it were a part of the Plan without a vote or approval of the shareholders of Target Fund; provided that, if such term or condition would result in a change in the method of computing the number of Acquiring Fund Shares to be issued to Target Fund, and such term or condition had not been included in the Prospectus/Proxy Statement or other proxy solicitation material furnished to the shareholders of Target Fund prior to the Special Meeting, the Plan shall not be consummated and shall terminate unless Target Fund promptly calls a special meeting of the shareholders of Target Fund at which such condition shall be submitted for approval.

11. LIABILITY OF ACQUIRING FUND AND TARGET TRUST.

    (a) Each party acknowledges and agrees that all obligations of Acquiring Fund under the Plan are binding only with respect to Acquiring Fund; that any liability of Acquiring Fund under the Plan with respect to Acquiring Fund, or in connection with the transactions contemplated herein with respect to Acquiring Fund, shall be discharged only out of the assets of Acquiring Fund; and that Target Fund shall not seek satisfaction of any such obligation or liability from the shareholders of Acquiring Fund, the trustees, officers, or the employees or agents of Acquiring Fund.

    (b) Each party acknowledges and agrees that all obligations of Target Trust under the Plan are binding only with respect to Target Fund; that any liability of Target Trust under the Plan with respect to Target Fund in connection with the transactions contemplated herein, shall be discharged only out of the assets of Target Fund; that no other series of Target Trust shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that Acquiring Fund shall not seek satisfaction of any such obligation or liability from the shareholders of Target Trust or Target Fund, or the trustees, officers, or the employees or agents of Target Trust.

12. ENTIRE AGREEMENT AND AMENDMENTS.

    The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for. The
Plan may be amended only by mutual consent of the parties in writing. Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.

13. COUNTERPARTS.

    The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

14. NOTICES.

    Any notice, report, or demand required or permitted by any provision of the Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Franklin Tax-Exempt Money Fund, One Franklin Parkway, San Mateo, CA 94403-1906, Attention: Secretary, or Franklin New York Tax-Exempt Money Fund, at Franklin New York Tax-Free Trust, One Franklin Parkway, San Mateo, CA 94403-1906,
Attention: Secretary, as the case may be.

15. GOVERNING LAW.

    The Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

    IN WITNESS WHEREOF, Target Trust, on behalf of Target Fund, and Acquiring Fund have each caused the Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.


FRANKLIN TAX-EXEMPT MONEY FUND

By:
    -------------------------------

    (Name) (Title)


FRANKLIN NEW YORK TAX-FREE TRUST,
on behalf of FRANKLIN NEW YORK
TAX-EXEMPT MONEY FUND

By:
    -------------------------------

     (Name) (Title)









                                  EXHIBIT B
                        FRANKLIN TAX-EXEMPT MONEY FUND
          PROSPECTUS DATED DECEMBER 1, 2008, AS SUPPLEMENTED TO DATE

The prospectus of Franklin Tax-Exempt Money Fund dated December 1, 2008, as supplemented to date is part of this Prospectus/Proxy Statement and will be included in the Prospectus/Proxy Statement mailing to all shareholders of record of Franklin New York Tax-Exempt Money Fund. For purposes of this EDGAR filing, the prospectus of Franklin Tax-Exempt Money Fund dated December 1, 2008, is incorporated by reference to the electronic filing on Form N-1A on November 26, 2008, under Accession No. 0000353316-08-000018. For purposes of this EDGAR filing, the supplements to the prospectus of Franklin Tax-Exempt Money Fund dated December 1, 2008, dated December 5, 2008, April 17, 2009 and May 19, 2009 are incorporated by reference to the electronic filings on Form 497, under Accession Nos. 0000773478-08-000040, 0000773478-09-000006, and 0000225375-09-000010 respectively.

                                  EXHIBIT C
                       FRANKLIN TAX-EXEMPT MONEY FUND,
                  SEMI-ANNUAL REPORT DATED JANUARY 31, 2009

The Semi-Annual Report to Shareholders of Franklin Tax-Exempt Money Fund dated January 31, 2009, is part of this Prospectus/Proxy Statement and will be included in the Prospectus/Proxy Statement mailing to all shareholders of record of Franklin Tax-Exempt Money Fund. For purposes of this EDGAR filing, the Semi-Annual Report to Shareholders of Franklin Tax-Exempt Money Fund dated January 31, 2009, is incorporated by reference to the electronic filing on Form N-CSRS on April 1, 2009, under Accession No. 0000353316-09-000008.













               EVERY SHAREHOLDER'S VOTE IS IMPORTANT


































           Please detach at perforation before mailing.


PROXY        FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND        PROXY
                 SPECIAL MEETING OF SHAREHOLDERS
                         AUGUST 10, 2009

The undersigned hereby revokes all previous proxies for his/her shares of Franklin New York Tax-Exempt Money Fund ("New York Fund") and appoints Craig S. Tyle, Steven J. Gray, David P. Goss and Karen L. Skidmore, and each of them, proxies of the undersigned with full power of substitution to vote all shares of New York Fund that the undersigned is entitled to vote at New York Fund's Special Meeting of Shareholders ("Special Meeting") to be held at One Franklin Parkway, San Mateo, California 94403-1906, at 2:00 p.m., Pacific time, on August 10, 2009, including any postponements or adjournments thereof, upon the matter set forth on the reverse side and instructs them to vote upon any other matters that may properly be acted upon at the Special Meeting.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF FRANKLIN NEW YORK TAX-FREE TRUST (THE "TRUST"), ON BEHALF OF NEW YORK FUND. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY SHALL BE VOTED FOR THE PROPOSAL REGARDING THE REORGANIZATION OF NEW YORK FUND PURSUANT TO THE AGREEMENT AND PLAN OF REORGANIZATION WITH AND INTO FRANKLIN TAX-EXEMPT MONEY FUND. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE SPECIAL MEETING TO BE VOTED ON, THE PROXY HOLDERS WILL VOTE, ACT AND CONSENT ON THOSE MATTERS IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT.

IMPORTANT:  PLEASE SEND IN YOUR PROXY TODAY.
YOU  ARE  URGED  TO  DATE  AND  SIGN  THIS  PROXY  AND  RETURN  IT
PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.

                               VOTE VIA THE INTERNET: WWW.FRANKLINTEMPLETON.COM VOTE VIA THE TELEPHONE: 1-866-241-6192
                               -----------------------------    ------------
                               999 9999 9999 999
                              ------------------------------    ------------













                                                               YES       NO
                               I PLAN TO ATTEND THE MEETING.   [ ]       [ ]

                   (Continued on the other side)





               EVERY SHAREHOLDER'S VOTE IS IMPORTANT









IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE FRANKLIN
                         NEW YORK TAX-EXEMPT MONEY FUND
           SHAREHOLDER SPECIAL MEETING TO BE HELD ON AUGUST 10, 2009






       THE PROXY STATEMENT FOR THIS MEETING IS AVAILABLE AT:
               HTTPS://WWW.PROXY-DIRECT.COM/FTF20256















           Please detach at perforation before mailing.





THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN
FAVOR OF PROPOSAL 1.

PLEASE  MARK  BOXES  BELOW  IN  BLUE  OR  BLACK  INK  AS  FOLLOWS.
EXAMPLE: [ ]



1. To approve an Agreement and Plan of Reorganization     FOR  AGAINST  ABSTAIN
   between the Trust, on behalf of New York Fund, and     [ ]    [ ]      [ ]
   Franklin Tax-Exempt Money Fund ("Tax-Exempt Fund"), that provides for (i) the acquisition of substantially all of the assets of New York Fund by Tax-Exempt Fund in exchange solely for shares of beneficial interest of Tax-Exempt Fund, (ii) the distribution of such shares to the shareholders of New York Fund, and (iii) the complete liquidation and dissolution of New York
   Fund. Shareholders of New York Fund will receive shares of Tax-Exempt Fund with an aggregate new asset value equal to the dollar value of the shareholders' shares in New York Fund.

















             IMPORTANT: PLEASE SIGN AND MAIL IN YOUR PROXY.....TODAY
        PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO
                    POSTAGE IS REQUIRED IF MAILED IN THE U.S.










                                    PART B

                     STATEMENT OF ADDITIONAL INFORMATION
                                     FOR
                        FRANKLIN TAX-EXEMPT MONEY FUND
                             DATED JUNE 23, 2009


              Acquisition of Substantially All of the Assets of


                   FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND,
                 a series of Franklin New York Tax-Free Trust

                       By and in exchange for shares of
                        FRANKLIN TAX-EXEMPT MONEY FUND

      This Statement of Additional Information (SAI) relates specifically to the proposed acquisition of substantially all of the assets of Franklin New York Tax-Exempt Money Fund in exchange for shares of beneficial interest, without par value, of Franklin Tax-Exempt Money Fund.

      This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this SAI:

1. The Statement of Additional Information of Franklin Tax-Exempt Money Fund dated December 1, 2008, as supplemented to date.

2. Annual Report of Franklin Tax-Exempt Money Fund for the fiscal year ended July 31, 2008.

3. Semi-Annual Report of Franklin Tax-Exempt Money Fund for the period ended January 31, 2009.

4. Annual Report of Franklin New York Tax-Exempt Money Fund for the fiscal year ended September 30, 2008.

5. Semi-Annual Report of Franklin New York Tax-Exempt Money Fund for the period ended March 31, 2009.

6. Pro Forma Financial Statements for the reorganization of Franklin New York Tax-Exempt Money Fund with and into Franklin Tax-Exempt
      Money Fund.

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated June 23, 2009, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN or by writing to Franklin Tax-Exempt Money Fund, P.O. Box 997151, Sacramento, CA 95899-7151.

----------------------------------------------------------

The Statement of Additional Information of Franklin Tax-Exempt Money Fund dated December 1, 2008, is part of this SAI and will be provided to all shareholders of Franklin New York Tax-Exempt Money Fund requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information for Franklin Tax-Exempt Money Fund dated December 1, 2008, is incorporated by reference to the electronic filing made on November 27, 2008, under Accession No. 0000353316-07-000016.

The Annual Report to Shareholders of Franklin Tax-Exempt Money Fund for the fiscal year ended July 31, 2008, is part of this SAI and will be provided to all shareholders of Franklin New York Tax-Exempt Money Fund requesting this SAI. For purposes of this EDGAR filing, the Annual Report to Shareholders of Franklin Tax-Exempt Money Fund for the fiscal year ended July 31, 2008, is incorporated by reference to the electronic filing on form N-CSR made on September 30, 2008, under Accession No. 0000353316-08-000014.

The Semi-Annual Report to Shareholders of Franklin Tax-Exempt Money Fund for the period ended January 31, 2009, is part of this SAI and will be provided to all shareholders of Franklin New York Tax-Exempt Money Fund requesting this SAI. For purposes of this EDGAR filing, the Semi-Annual Report to Shareholders of Franklin Tax-Exempt Money Fund ended on January 31, 2009, is incorporated by reference to the electronic filing on form N-CSRS made on April 1, 2009, under Accession No. 0000353316-09-000008.

The Annual Report to Shareholders of Franklin New York Tax-Exempt Money Fund for the fiscal year ended September 30, 2008, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Annual Report to Shareholders of Franklin New York Tax-Exempt Money Fund for the fiscal year ended September 30, 2008, is incorporated by reference to the electronic filing on form N-CSR made on December 2, 2008, under Accession No. 0000798523-08-000038.

The Semi-Annual Report to Shareholders of Franklin New York Tax-Exempt Money Fund for the period ended March 31, 2009, is part of this SAI and will be provided to all shareholders of Franklin New York Tax-Exempt Money Fund requesting this SAI. For purposes of this EDGAR filing, the Semi-Annual Report to Shareholders of Franklin New York Tax-Exempt Money Fund ended on March 31, 2009, is incorporated by reference to the electronic filing on form N-CSRS made on May 29, 2009, under Accession No. 0000798523-09-000012.








FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND
FRANKLIN TAX-EXEMPT MONEY FUND

PRO FORMA COMBINING STATEMENTS, January 31, 2009
(UNAUDITED)

The following unaudited Pro Forma Combining Statements gives effect to the proposed reorganization, accounted as if the reorganization had occurred as of February 1, 2008. In addition, each Pro Forma Combining Statement has been prepared based upon the proposed fee and expense structure after the combination, as discussed in the combined Proxy Statement/Prospectus.

The Pro Forma Combining Statements should be read in conjunction with the historical financial statements and notes thereto of the Franklin New York Tax-Exempt Money Fund and the Franklin Tax-Exempt Money Fund which are incorporated by reference in this Statement of Additional Information. The combination will be accounted for as a tax-free reorganization.




Franklin New York Tax-Exempt Money Fund
Franklin Tax-Exempt Money Fund
Pro forma combining Statements of Investments, January 31, 2009
(unaudited)

                                                                                                   Franklin Tax-Exempt
                                                  Franklin               Franklin New York              Money Fund
                                           Tax-Exempt Money Fund       Tax-Exempt Money Fund        Pro forma combined
                                         -------------------------   ------------------------   -------------------------
                                          Principal                   Principal                  Principal
                                           Amount         Value        Amount        Value        Amount         Value
                                         ----------   ------------   ----------   -----------   ----------   ------------
    Investments 100.2%
    Municipal Bonds 100.2%
    California 1.5%
(a) California State GO,
       Kindergarten-University,
       Refunding, Series A-3, Daily
       VRDN and Put, 0.35%, 5/01/34      $3,300,000   $  3,300,000   $       --   $        --   $3,300,000   $  3,300,000
(a) San Francisco City and County
       RDAR, CFD No. 4, Weekly VRDN
       and Put, 0.33%, 8/01/31            1,185,000      1,185,000                               1,185,000      1,185,000
                                                      ------------                                           ------------
                                                         4,485,000                                              4,485,000
                                                      ------------                                           ------------
    Colorado 12.6%
(a) Colorado Educational and Cultural
       Facilities Authority Revenue,
         Clyford Still Museum
       Project, Weekly VRDN and Put,
       0.47%, 12/01/38                    2,000,000      2,000,000                               2,000,000      2,000,000
         National Jewish Federation
       Bond Program, Refunding,
       Series D-1, Daily VRDN and
       Put, 0.65%, 7/01/36                6,450,000      6,450,000                               6,450,000      6,450,000
         National Jewish Federation
       Bond Program, Series A-12,
       Daily VRDN and Put, 0.65%,
       2/01/38                            1,045,000      1,045,000                               1,045,000      1,045,000
         National Jewish Federation
       Bond Program, Series A-4,
       Daily VRDN and Put, 0.65%,
       2/01/34                            5,350,000      5,350,000                               5,350,000      5,350,000
         National Jewish Federation
       Bond Program, Series A-10,
       Daily VRDN and Put, 0.65%,
       9/01/37                            3,100,000      3,100,000                               3,100,000      3,100,000
         National Jewish Federation
       Bond Program, Series C-4,
       Daily VRDN and Put, 0.65%,
       6/01/37                            3,500,000      3,500,000                               3,500,000      3,500,000
(a) Colorado Health Facilities
       Authority Revenue, Exempla
       Inc., Series B, Weekly VRDN
       and Put, 0.45%, 1/01/33            1,800,000      1,800,000                               1,800,000      1,800,000
(a) Colorado HFAR, MF,
         Central Park, Refunding,
       Weekly VRDN and Put, 0.35%,
       10/15/16                           4,200,000      4,200,000                               4,200,000      4,200,000
         St. Moritz, Refunding,
       Series H, Weekly VRDN and Put,
       0.35%, 10/15/16                    8,015,000      8,015,000                               8,015,000      8,015,000
(a) Pitkin County IDR, Aspen Skiing
       Co. Project, Refunding, Series
       A, Daily VRDN and Put, 0.65%,
       4/01/16                            1,000,000      1,000,000                               1,000,000      1,000,000
                                                      ------------                                           ------------
                                                        36,460,000                                             36,460,000
                                                      ------------                                           ------------
    Connecticut 3.7%
    Connecticut State GO, Series A,
       5.00%, 3/01/09                     3,685,000      3,694,229                               3,685,000      3,694,229
(a) Connecticut State Health and
       Educational Facilities
       Authority Revenue, Yale
       University, Series V-1, Daily
       VRDN and Put, 0.40%, 7/01/36       7,100,000      7,100,000                               7,100,000      7,100,000
                                                      ------------                                           ------------
                                                        10,794,229                                             10,794,229
                                                      ------------                                           ------------
    Florida 5.7%
(a) Broward County Educational
       Facilities Authority Revenue,
       Nova Southeastern University,
       Series A, Daily VRDN and Put,
       0.40%, 4/01/38                     2,000,000      2,000,000                               2,000,000      2,000,000
(a) Collier County Health Facilities
       Authority Hospital Revenue,
       Cleveland Clinic Health,
       Refunding, Series C-1, Daily
       VRDN and Put, 0.60%, 1/01/35       2,100,000      2,100,000                               2,100,000      2,100,000
(a) Florida State Department of
       Environmental Protection
       Preservation Revenue,
       Everglades Restoration, Series
       A, Assured Guaranty, Weekly
       VRDN and Put, 0.80%, 7/01/27       8,830,000      8,830,000                               8,830,000      8,830,000
(a) Lakeland Energy System Revenue,
       Refunding, Series A, Weekly
       VRDN and Put, 0.25%, 10/01/37      1,000,000      1,000,000                               1,000,000      1,000,000
    Palm Beach County Revenue, TECP,
       0.85%, 3/03/09                     2,500,000      2,500,000                               2,500,000      2,500,000
                                                      ------------                                           ------------
                                                        16,430,000                                             16,430,000
                                                      ------------                                           ------------
    Georgia 2.7%
(a) Cobb County Housing Authority
       MFHR, Tamarron Apartments
       Project, Weekly VRDN and Put,
       0.45%, 3/01/24                     3,740,000      3,740,000                               3,740,000      3,740,000
(a) Roswell Housing Authority MFR,
       Azalea Park Apartments,
       Refunding, Weekly VRDN and
       Put, 0.55%, 6/15/25                4,200,000      4,200,000                               4,200,000      4,200,000
                                                      ------------                                           ------------
                                                         7,940,000                                              7,940,000
                                                      ------------                                           ------------
    Illinois 2.1%
(a) Illinois Health Facilities
       Authority Revenue, Revolving
       Fund Pooled, Series C, Weekly
       VRDN and Put, 0.50%, 8/01/15       6,200,000      6,200,000                               6,200,000      6,200,000
                                                      ------------                                           ------------
    Kentucky 1.3%
(a) Lexington-Fayette Urban County
       Airport Board General Airport
       Revenue, Refunding, Series B,
       Daily VRDN and Put, 0.65%,
       7/01/38                            1,700,000      1,700,000                               1,700,000      1,700,000
(a) Shelby County Lease Revenue,
       Series A, Daily VRDN and Put,
       0.60%, 9/01/34                     2,010,000      2,010,000                               2,010,000      2,010,000
                                                      ------------                                           ------------
                                                         3,710,000                                              3,710,000
                                                      ------------                                           ------------
    Louisiana 0.9%
(a) Louisiana Public Facilities
       Authority Revenue, Christus
       Health, Refunding, Series D-2,
       Weekly VRDN and Put, 0.35%,
       7/01/31                            2,705,000      2,705,000                               2,705,000      2,705,000
                                                      ------------                                           ------------
    Maryland 0.9%




(a) Frederick MFHR, Brookside
       Apartments, Refunding, Weekly
       VRDN and Put, 0.30%, 11/01/20      2,525,000      2,525,000                               2,525,000      2,525,000
                                                      ------------                                           ------------
    Michigan 1.2%
(a) Michigan Higher Education
       Facilities Authority Revenue,
       Limited Obligation, University
       of Detroit, Refunding, Daily
       VRDN and Put, 0.65%, 11/01/36      1,400,000      1,400,000                               1,400,000      1,400,000
(a) Michigan State University
       Revenues, General, Refunding,
       Series B, Weekly VRDN and Put,
       0.40%, 2/15/26                     2,200,000      2,200,000                               2,200,000      2,200,000
                                                      ------------                                           ------------
                                                         3,600,000                                              3,600,000
                                                      ------------                                           ------------
    Minnesota 2.2%
(a) Brown County Purchase Revenue,
       Martin Luther College Project,
       Weekly VRDN and Put, 0.42%,
       9/01/24                            1,200,000      1,200,000                               1,200,000      1,200,000
(a) Mendota Heights Housing Mortgage
       Revenue, MF, Series A, Weekly
       VRDN and Put, 0.42%, 11/01/31      1,015,000      1,015,000                               1,015,000      1,015,000
(a) Minneapolis Health Care System
       Revenue, Fairview Health
       Services, Series E, Weekly
       VRDN and Put, 0.23%, 11/15/47      4,000,000      4,000,000                               4,000,000      4,000,000
(a) Minneapolis MFR, Seven Corners
       Apartments Project, Weekly
       VRDN and Put, 0.42%, 11/01/31        150,000        150,000                                 150,000        150,000
                                                      ------------                                           ------------
                                                         6,365,000                                              6,365,000
                                                      ------------                                           ------------
    Missouri 4.1%
(a) Missouri State Health and
       Educational Facilities
       Authority Educational
       Facilities Revenue, St. Louis
       University, Refunding, Series
       A-1, Daily VRDN and Put,
       0.60%, 10/01/35                    3,965,000      3,965,000                               3,965,000      3,965,000
(a) Missouri State Health and
       Educational Facilities
       Authority Health Facilities
       Revenue, Sister Mercy Health,
       Series D, Weekly VRDN and Put,
       0.45%, 6/01/39                     5,000,000      5,000,000                               5,000,000      5,000,000
    St. Louis General Fund Revenue,
       TRAN, 3.25%, 6/30/09               3,000,000      3,017,806                               3,000,000      3,017,806
                                                      ------------                                           ------------
                                                        11,982,806                                             11,982,806
                                                      ------------                                           ------------
    New York 31.3%
(a) Albany IDA Civic Facilities
       Revenue, Albany Medical Center
       Hospital Project, Series A,
       Weekly VRDN and Put, 1.25%,
       5/01/27                                                        1,000,000     1,000,000    1,000,000      1,000,000
(a) Buffalo Municipal Water Finance
       Authority Water System
       Revenue, Refunding, Weekly
       VRDN and Put, 0.63%, 7/01/35                                   2,475,000     2,475,000    2,475,000      2,475,000
    Kenmore-Tonawanda Union Free
       School District GO, Refunding,
       Assured Guaranty, 2.875%,
       2/15/09                                                          689,000       689,293      689,000        689,293
(a) Liberty Development Corp.
       Revenue, 377 Greenwich LLC,
       Weekly VRDN and Put, 0.95%,
       12/01/39                                                       3,600,000     3,600,000    3,600,000      3,600,000
    MTA Commuter Facilities Revenue,
       Series A, Pre-Refunded, 6.00%,
       7/01/24                                                        1,000,000     1,030,060    1,000,000      1,030,060
(a) MTA Revenue, Transportation,
         Refunding, Series G1, Weekly
       VRDN and Put, 0.45%, 11/01/26                                  3,000,000     3,000,000    3,000,000      3,000,000
         Series G, Sub Series G-2,
       Daily VRDN and Put, 0.40%,
       11/01/26                                                       2,300,000     2,300,000    2,300,000      2,300,000
(a) New York City GO,
         Refunding, Series E, Sub
       Series E-5, Daily VRDN and
       Put, 0.30%, 8/01/15                                              300,000       300,000      300,000        300,000
         Series A, Sub Series A-3,
       Weekly VRDN and Put, 0.51%,
       8/01/31                                                        1,300,000     1,300,000    1,300,000      1,300,000
         Series A, Sub Series A-6,
       Weekly VRDN and Put, 0.40%,
       8/01/19                                                        3,300,000     3,300,000    3,300,000      3,300,000
         Series E, Sub Series E-2,
       Daily VRDN and Put, 0.45%,
       8/01/34                                                        3,300,000     3,300,000    3,300,000      3,300,000
         Series L, Sub Series L-4,
       Daily VRDN and Put, 0.30%,
       4/01/38                                                        4,600,000     4,600,000    4,600,000      4,600,000
(a) New York City HDC,
         MF Rental Housing Revenue,
       90 Washington Street, Series
       A, FNMA Insured, Weekly VRDN
       and Put, 0.45%, 2/15/35                                        1,700,000     1,700,000    1,700,000      1,700,000
         MF Rental Housing Revenue,
       Carnegie Park, Series A,
       Weekly VRDN and Put, 0.43%,
       11/15/19                                                       4,750,000     4,750,000    4,750,000      4,750,000
         MF Rental Housing Revenue,
       One Columbus Place
       Development, Series A, FNMA
       Insured, Weekly VRDN and Put,
       0.55%, 11/15/28                                                1,000,000     1,000,000    1,000,000      1,000,000
         MFMR, 245 East 124th Street,
       Weekly VRDN and Put, 0.45%,
       11/01/46                                                       2,500,000     2,500,000    2,500,000      2,500,000
(a) New York City Health and Hospital
       Corp. Revenue, Health System,
       Refunding, Series C, Weekly
       VRDN and Put, 0.60%, 2/15/31                                   1,000,000     1,000,000    1,000,000      1,000,000
(a) New York City IDA Civic Facility
       Revenue, Center for Jewish
       History Project, Weekly VRDN
       and Put, 1.10%, 9/01/31                                        5,250,000     5,250,000    5,250,000      5,250,000
(a) New York City Municipal Water
       Finance Authority Water and
       Sewer System Revenue, Second
       General Resolution, Refunding,
       Series CC-1, Sub Series CC-1,
       Daily VRDN and Put, 0.95%,
       6/15/38                                                        2,200,000     2,200,000    2,200,000      2,200,000
    New York City Transitional
       Finance Authority Revenue,
         (a)Future Tax Secured, Series
       A, Weekly VRDN and Put, 0.35%,
       2/15/30                                                          800,000       800,000      800,000        800,000
         (a)New York City Recovery,
       Series 1, Sub Series 1D, Daily
       VRDN and Put, 0.55%, 11/01/22                                  1,075,000     1,075,000    1,075,000      1,075,000
         Series C, ETM, 0.20%, 2/15/09                                2,000,000     2,002,408    2,000,000      2,002,408
(a) New York City Trust for Cultural
       Resources Revenue,
         Lincoln Center for the
       Performing Arts Inc., Series
       B-1, Weekly VRDN and Put,
       0.35%, 11/01/38                                                3,000,000     3,000,000    3,000,000      3,000,000
         Solomon R. Guggenheim
       Foundation, Series B, Weekly
       VRDN and Put, 0.53%, 12/01/15                                  1,505,000     1,505,000    1,505,000      1,505,000
(a) New York State Dormitory
       Authority Revenues,
         Cornell University, Series
       B, Weekly VRDN and Put, 0.30%,
       7/01/30                                                        1,800,000     1,800,000    1,800,000      1,800,000
         State Supported Debt, City
       University of New York,
       Consolidated 5th, Refunding,
       Series D, Weekly VRDN and Put,
       0.48%, 7/01/31                                                 4,000,000     4,000,000    4,000,000      4,000,000
         State Supported Debt, New
       York Library, Series A, Weekly
       VRDN and Put, 0.35%, 7/01/28                                   3,000,000     3,000,000    3,000,000      3,000,000
(a) New York State Energy Research
       and Development Authority PCR,
       New York State Electric and
       Gas Corp. Project, Refunding,





         Series C, Weekly VRDN and
       Put, 0.50%, 6/01/29                                            3,000,000     3,000,000    3,000,000      3,000,000
         Series D2, Weekly VRDN and
       Put, 0.55%, 10/01/29                                           3,000,000     3,000,000    3,000,000      3,000,000
(a) New York State HFAR, Housing,
       College ARMs, Series A, Weekly
       VRDN and Put, 0.70%, 5/01/48                                   3,795,000     3,795,000    3,795,000      3,795,000
(a) New York State Local Government
       Assistance Corp. Revenue,
       Series G, Weekly VRDN and Put,
       0.60%, 4/01/25                                                 2,600,000     2,600,000    2,600,000      2,600,000
    New York State Thruway Authority
       State Personal Income Tax
       Revenue, Transportation,
       Series A, 3.00%, 3/15/09                                       2,000,000     2,003,360    2,000,000      2,003,360
(a) Triborough Bridge and Tunnel
       Authority Revenues, Refunding,
       Series B, Sub Series B-3,
       Weekly VRDN and Put, 1.05%,
       1/01/32                                                        1,200,000     1,200,000    1,200,000      1,200,000
    Ithaca City GO, BAN, Series A,
       3.25%, 1/15/10                                                 1,400,000     1,409,757    1,400,000      1,409,757
(a) MTA Revenue, Transportation,
         Refunding, Series G1, Weekly
       VRDN and Put, 0.25%, 11/01/26      2,500,000      2,500,000                               2,500,000      2,500,000
         Series G, Daily VRDN and
       Put, 0.35%, 11/01/26                                           3,600,000     3,600,000    3,600,000      3,600,000
         Series G, Sub Series G-2,
       Daily VRDN and Put, 0.35%,
       11/01/26                           1,000,000      1,000,000                               1,000,000      1,000,000
(a) New York State Dormitory
       Authority Revenues, State
       Supported Debt, City
       University of New York,
       Consolidated 5th Refunding,
       Series D, Weekly VRDN and Put,
       0.43%, 7/01/31                     1,000,000      1,000,000                               1,000,000      1,000,000
(a) New York State Energy Research
       and Development Authority PCR,
       New York State Electric and
       Gas Corp. Project, Refunding,
       Series D2, Weekly VRDN and
       Put, 0.35%, 10/01/29               2,700,000      2,700,000                               2,700,000      2,700,000
(a) New York State HFAR, 10 Liberty,
       Series A, Weekly VRDN and Put,
       0.22%, 5/1/35                                                    600,000       600,000      600,000        600,000
                                                      ------------                -----------                ------------
                                                         7,200,000                 83,684,878                  90,884,878
                                                      ------------                -----------                ------------
    North Carolina 3.5%
(a) New Hanover County Hospital
       Revenue, New Hanover Regional
       Medical Center, Series A,
       Weekly VRDN and Put, 0.45%,
       10/01/38                           5,000,000      5,000,000                               5,000,000      5,000,000
(a) North Carolina State GO,
         Public Improvement, Series
       D, Weekly VRDN and Put, 0.45%,
       5/01/21                            4,135,000      4,135,000                               4,135,000      4,135,000
         Series G, Weekly VRDN and
       Put, 0.45%, 5/01/21                  900,000        900,000                                 900,000        900,000
                                                      ------------                                           ------------
                                                        10,035,000                                             10,035,000
                                                      ------------                                           ------------
    Ohio 1.1%
(a) Allen County Hospital Facilities
       Revenue, Catholic Healthcare,
       Series A, Daily VRDN and Put,
       0.35%, 10/01/31                      600,000        600,000                                 600,000        600,000
(a) Cleveland-Cuyahoga County Port
       Authority Revenue, Carnegie,
       89th Garage Project,
       Refunding, Weekly VRDN and
       Put, 0.35%, 1/01/37                1,655,000      1,655,000                               1,655,000      1,655,000
    Columbus GO, Refunding, Series B,
       5.00%, 7/01/09                     1,000,000      1,013,659                               1,000,000      1,013,659
                                                      ------------                                           ------------
                                                         3,268,659                                              3,268,659
                                                      ------------                                           ------------
    Oregon 5.0%
(a) Medford Hospital Facilities
       Authority Revenue, Rogue
       Valley Manor Project, Daily
       VRDN and Put, 0.65%, 8/15/37       4,000,000      4,000,000                               4,000,000      4,000,000
    Oregon State GO,
         (a)Series 73G, Weekly VRDN and
       Put, 0.30%, 12/01/18               4,100,000      4,100,000                               4,100,000      4,100,000
         State Board Higher
       Education, Refunding, Series
       A, 5.00%, 8/01/09                  1,445,000      1,468,983                               1,445,000      1,468,983
         TAN, Series A, 3.00%, 6/30/09    5,000,000      5,026,075                               5,000,000      5,026,075
                                                      ------------                                           ------------
                                                        14,595,058                                             14,595,058
                                                      ------------                                           ------------
    Pennsylvania 1.7%
(a) Bucks County IDA Hospital
       Revenue, Grand View Hospital,
       Series A, Weekly VRDN and Put,
       0.45%, 7/01/34                     2,000,000      2,000,000                               2,000,000      2,000,000
(a) Emmaus General Authority Revenue,
       Local Government, Series B-29,
       Weekly VRDN and Put, 0.38%,
       3/01/24                            1,000,000      1,000,000                               1,000,000      1,000,000
(a) Pennsylvania State Higher
       Educational Facilities
       Authority Revenue, Holy Family
       University Project, Weekly
       VRDN and Put, 0.48%, 8/01/38       2,000,000      2,000,000                               2,000,000      2,000,000
                                                      ------------                                           ------------
                                                         5,000,000                                              5,000,000
                                                      ------------                                           ------------
    Tennessee 0.1%
(a) Clarksville PBA Revenue, Pooled
       Financing, Tennessee Municipal
       Bond Fund, Daily VRDN and Put,
       0.40%, 7/01/31                       300,000        300,000                                 300,000        300,000
                                                      ------------                                           ------------
    Texas 10.9%
(a) Bexar County HFA, MFR, Altamonte
       Apartments Project, Refunding,
       Weekly VRDN and Put, 0.46%,
       9/15/26                            5,100,000      5,100,000                               5,100,000      5,100,000
(a) Dallas Performing Arts Cultural
       Facilities Corp. Cultural
       Revenue, Dallas Arts Center
       Foundation, Refunding, Series
       B, Daily VRDN and Put, 0.60%,
       9/01/41                            4,400,000      4,400,000                               4,400,000      4,400,000
(a) Harris County Cultural Education
       Facilities Finance Corp.
       Special Facilities Revenue,
       Texas Medical Center,
       Refunding, Series B, Sub
       Series B-1, Daily VRDN and
       Put, 0.60%, 9/01/31                4,875,000      4,875,000                               4,875,000      4,875,000
(a) Metropolitan Higher Education
       Authority Inc. Higher
       Education Revenue, University
       of Dallas Project, Weekly VRDN
       and Put, 0.45%, 8/01/38            8,100,000      8,100,000                               8,100,000      8,100,000
    Texas State TRAN, 3.00%, 8/28/09      5,000,000      5,038,694                               5,000,000      5,038,694
(a) University of Texas Permanent
       University Fund Revenue,
       System, Series A, Weekly VRDN
       and Put, 0.20%, 7/01/38            4,000,000      4,000,000                               4,000,000      4,000,000
                                                      ------------                                           ------------
                                                        31,513,694                                             31,513,694
                                                      ------------                                           ------------
    Virginia 0.4%
(a) Hanover County EDA Revenue, Bon
       Secours Health, Refunding,
       Series D-2, Weekly VRDN and
       Put, 0.42%, 11/01/25               1,055,000      1,055,000                               1,055,000      1,055,000
                                                      ------------                                           ------------
    Washington 2.1%
(a) Vancouver Housing Authority
       Revenue, Pooled Housing,
       Refunding, Weekly VRDN and
       Put, 0.52%, 12/01/38               3,000,000      3,000,000                               3,000,000      3,000,000




(a) Washington State Housing Finance
       Commission Nonprofit Housing
       Revenue, Rockwood Retirement
       Program, Series A, Daily VRDN
       and Put, 0.80%, 1/01/30            2,000,000      2,000,000                               2,000,000      2,000,000
(a) Washington State Housing Finance
       Commission Nonprofit Revenue,
       St. Vincent de Paul Project,
       Series A, Weekly VRDN and Put,
       0.44%, 2/01/31                     1,200,000      1,200,000                               1,200,000      1,200,000
                                                      ------------                                           ------------
                                                         6,200,000                                              6,200,000
                                                      ------------                                           ------------
    Wisconsin 4.9%
(a) University Hospitals and Clinics
       Authority Revenue, Refunding,
       Series B, Daily VRDN and Put,
       0.60%, 4/01/34                     4,000,000      4,000,000                               4,000,000      4,000,000
(a) Wisconsin State Health and
       Educational Facilities
       Authority Revenue,
    Goodwill Industries Inc., Weekly
       VRDN and Put, 0.47%, 6/01/28       4,085,000      4,085,000                               4,085,000      4,085,000
    Meriter Hospital Inc., Series B,
       Daily VRDN and Put, 0.55%,
       12/01/26                           6,000,000      6,000,000                               6,000,000      6,000,000
                                                      ------------                                           ------------
                                                        14,085,000                                             14,085,000
                                                      ------------                                           ------------
    U.S. Territories 0.3%
    Puerto Rico 0.3%
    Puerto Rico Commonwealth TRAN,
       Series A, Sub Series A2,
       3.00%, 7/30/09                                                 1,000,000     1,006,576    1,000,000      1,006,576
                                                                                  -----------                ------------
    Total Investments (Cost
       $291,140,900)  100.2%                           206,449,446                 84,691,454                 291,140,900
    Other Assets, less Liabilities
       (0.2)%                                             (744,226)                   145,261      (34,601)      (633,566)
                                                      ------------                -----------                ------------
    Net Assets 100.0%                                 $205,705,220                $84,836,715                $290,507,334
                                                      ============                ===========                ============

FOOTNOTE LEGEND

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

ABBREVIATION LEGEND

ARM  - Adjustable Rate Mortgage

BAN  - Bond Anticipation Note

CFD  - Community Facilities District

EDA  - Economic Development Authority

ETM  - Escrow to Maturity

FNMA - Federal National Mortgage Association

GO   - General Obligation

HDC  - Housing Development Corp.

HFA  - Housing Finance Authority/Agency

HFAR - Housing Finance Authority Revenue

IDA  - Industrial Development Authority/Agency

IDR  - Industrial Development Revenue

MF   - Multi-Family

MFHR - Multi-Family Housing Revenue

MFMR - Multi-Family Mortgage Revenue

MFR  - Multi-Family Revenue

MTA  - Metropolitan Transit Authority

PBA  - Public Building Authority

PCR  - Pollution Control Revenue

RDAR - Redevelopment Agency Revenue

TAN  - Tax Anticipation Note

TECP - Tax-Exempt Commercial Paper

TRAN - Tax and Revenue Anticipation Note

See notes to Pro Forma combining statements.





FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND
FRANKLIN TAX-EXEMPT MONEY FUND

FINANCIAL STATEMENTS

PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
AS OF JANUARY 31, 2009 (UNAUDITED)

                                                  FRANKLIN NEW YORK                                          FRANKLIN TAX-EXEMPT
                                                  TAX-EXEMPT MONEY    FRANKLIN TAX-EXEMPT     PRO FORMA         MONEY FUND PRO
                                                        FUND               MONEY FUND        ADJUSTMENTS        FORMA COMBINED
                                                  -----------------   -------------------   ------------     -------------------
Assets:
   Investments in securities, at amortized cost      $84,691,454          $206,449,446      $      --            $291,140,900
   Cash                                                  (38,652)              166,203                                127,551
   Receivables:
      Investment securities purchased                    100,012                  --                                  100,012
      Capital shares sold                                     --               994,437                                994,437
      Interest                                           131,802               397,407                                529,209
   Prepaid expense                                         6,914                18,464                                 25,378
                                                     -----------          ------------                           ------------
      Total assets                                    84,891,530           208,025,957                            292,917,487
                                                     -----------          ------------                           ------------
Liabilities:
   Payables:
      Capital shares redeemed                                 --             2,164,790                              2,164,790
      Affiliates                                          28,127                71,882                                100,009
      Distributions to shareholders                          197                27,524                                 27,721
   Accrued expenses and other liabilities                 26,491                56,541         34,601(a)              117,633
                                                     -----------          ------------      ---------            ------------
      Total liabilities                                   54,815             2,320,737         34,601               2,410,153
                                                     -----------          ------------      ---------            ------------
         Net assets, at value                        $84,836,715          $205,705,220                           $290,507,334
                                                     ===========          ============                           ============
Net assets consist of:
   Paid-in capital                                   $84,890,687          $205,786,212      $ (34,601)(a)        $290,642,298
   Accumulated net realized gain (loss)                  (53,972)              (80,992)                              (134,964)
                                                     -----------          ------------      ---------            ------------
         Net assets, at value                        $84,836,715          $205,705,220      $ (34,601)           $290,507,334
                                                     ===========          ============      =========            ============
   Shares outstanding(b)                              84,890,688           205,791,640             --             290,682,328
                                                     ===========          ============      =========            ============
   Net asset value per share(c)                      $      1.00          $       1.00                           $       1.00
                                                     ===========          ============                           ============

(a)  Reorganization costs.

(b) See note 2 in the accompanying notes to pro forma combining financial statements.

(c) Redemption price is equal to the net asset value less contingent sales charges, if applicable.

See notes to Pro Forma financial statements.





FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND
FRANKLIN TAX-EXEMPT MONEY FUND

FINANCIAL STATEMENTS

PRO FORMA COMBINING STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JANUARY 31, 2009 (UNAUDITED)


                                                                                                                       FRANKLIN
                                                                  FRANKLIN NEW YORK    FRANKLIN                    TAX-EXEMPT MONEY
                                                                   TAX-EXEMPT MONEY   TAX-EXEMPT     PRO FORMA      FUND PRO FORMA
                                                                         FUND         MONEY FUND   ADJUSTMENTS**       COMBINED
                                                                  -----------------   ----------   -------------   ----------------
Investment Income:
   Interest:                                                          $1,380,708      $3,866,137   $        --        $5,246,845
                                                                      ----------      ----------   -----------        ----------
Expenses:
   Management fees                                                       475,086       1,134,007      (96,809)(a)      1,512,284
   Transfer agent fees                                                    56,073         207,513                         263,586
   Custodian fees                                                          1,087           3,057                           4,144
   Reports to shareholders                                                 9,821          30,606       (1,800)(b)         38,627
   Registration and filing fees                                           11,198         127,606                         138,804
   Professional fees                                                      31,875          47,155      (19,215)(c)         59,815
   Trustees' fees and expenses                                             4,258           4,826       (1,640)(d)          7,444
   Temporary Guarantee Program fee                                        10,306          27,523                          37,829
   Other                                                                  21,683          20,797      (10,628)(e)         31,852
                                                                      ----------      ----------   ----------         ----------
      Total expenses                                                     621,387       1,603,090     (130,092)         2,094,385
      Expense waived/paid by affiliates*                                (138,853)        (39,471)     130,092            (48,232)
                                                                      ----------      ----------   ----------         ----------
         Net expenses                                                    482,534       1,563,619           --          2,046,153
                                                                      ----------      ----------   ----------         ----------
         Net investment income                                           898,174       2,302,518                       3,200,692
                                                                      ----------      ----------                      ----------
Realized and unrealized gains (losses):
    Net realized gain (loss) from  investments                           (35,990)        (24,103)                        (60,093)
                                                                      ----------      ----------                      ----------
Net increase (decrease) in net assets resulting from operations       $  862,184      $2,278,415                      $3,140,599
                                                                      ----------      ----------                      ----------

* The Franklin New York Tax-Exempt Money Fund's common expenses are capped at 0.64% on an annualized basis. After merger date, this waiver will be discontinued by the manager. For the Franklin New York Tax-Exempt Money Fund and the Franklin Tax-Exempt Money Fund, the manager agreed in advance to voluntarily waive a portion of its management fees to avoid a negative yield.

** Pro Forma Expenses are based on current and anticipated expenses and do not include the estimated costs of the transaction of approximately $34,601 to be borne by the Funds.

(a) Pro Forma adjustment for increase in average net assets in the calculation of management fees.

(b)  Pro Forma adjustment for removal of duplicative printing fees.

(c)  Pro Forma adjustment for removal of duplicative professional fees.

(d) Pro Forma adjustment for removal of duplicative trustees' fees and expenses.

(e) Pro Forma adjustment for removal of duplicative Lipper, Moody, and Risk Vote expenses.

See notes to Pro Forma financial statements.





NOTES TO PRO FORMA COMBINING STATEMENTS (UNAUDITED)

1. BASIS OF COMBINATION

Subject to approval of the proposed Agreement and Plan of Reorganization (the "Agreement and Plan") by the shareholders of the Franklin New York Tax-Exempt Money Fund, the Franklin Tax-Exempt Money Fund will acquire substantially all the net assets of the Franklin New York Tax-Exempt Money Fund in exchange for the shares of the Franklin Tax-Exempt Money Fund. The reorganization will be accounted for by the method of accounting for tax-free business combinations of investment companies.

The accompanying Pro Forma Combining Statements are presented to show the effect of the proposed reorganization as if such reorganization had occurred on February 1, 2008.

The Pro Forma Combining Statement of Assets and Liabilities and Statement of Investments for the Franklin Tax-Exempt Money Fund and the Franklin New York Tax-Exempt Money Fund have been combined to reflect balances as of January 31, 2009. The Pro Forma Combining Statement of Operations for the Franklin Tax-Exempt Money Fund and the Franklin New York Tax-Exempt Money Fund have been combined to reflect twelve months ended January 31, 2009. The Pro Forma Combining Statements are presented for the information of the reader, and should be read in conjunction with the historical financial statements of the funds.

2. SHARES OF BENEFICIAL INTEREST

Shareholders of the Franklin New York Tax-Exempt Money Fund will receive shares of the Franklin Tax-Exempt Money Fund in connection with the Reorganization. Both Funds strive to maintain a stable net asset value of $1.00 per share, so that shareholders of the Franklin New York Tax-Exempt Money Fund should receive the same number of Franklin Tax-Exempt Money Fund shares as they hold of Franklin New York Tax-Exempt Money Fund shares immediately prior to the effective date and time of the reorganization.

At the actual closing of the reorganization, shareholders of the Franklin New York Tax-Exempt Money Fund will receive shares of the Franklin Tax-Exempt Money Fund based on the relative shares outstanding of the funds at $1.00 per share as of 1:00 p.m., Pacific Time, of the closing date.

3. INVESTMENT RESTRICTIONS

None of the securities held by the Franklin New York Tax-Exempt Money Fund as of the closing date will violate the investment restrictions of the Franklin Tax-Exempt Money Fund. Therefore, the Franklin Tax-Exempt Money Fund will not be required to sell any securities held by the Franklin New York Tax-Exempt Money Fund at the time of the reorganization.

4. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

5. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by each fund's Board of Trustees.

6. FAIR VALUE MEASUREMENTS

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the fund's investments and are summarized in the following fair value hierarchy:

- Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
- Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

At January 31, 2009, all of each of the fund's investments in securities carried at fair value were in Level 2 inputs.

7. REORGANIZATION COSTS

Franklin New York Tax-Exempt Money Fund and Franklin Tax-Exempt Money Fund each will pay 25% of the expenses of the Transaction, including proxy solicitation costs. Franklin Advisers, Inc. will pay the remaining 50% of such expenses. The total amount of such expenses for the Transaction is estimated to be $69,202.